AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 97.4%
Common Stocks — 75.2%
Aerospace & Defense — 0.6%
Airbus SE (France)*	1,274	$ 92,673
Astrotech Corp.*(a)	1,613	2,742
Axon Enterprise, Inc.*	175	15,873
BWX Technologies, Inc.	450	25,339
CAE, Inc. (Canada)	748	10,943
Dassault Aviation SA (France)*	157	134,048
L3Harris Technologies, Inc.	7	1,189
Leonardo SpA (Italy)	7,637	44,684
Meggitt PLC (United Kingdom)*	9,776	32,374
Mercury Systems, Inc.*	229	17,738
Northrop Grumman Corp.	404	127,458
Rolls-Royce Holdings PLC (United Kingdom)*	11,890	19,794
Spirit AeroSystems Holdings, Inc. (Class A Stock)	261	4,936
Thales SA (France)	4,186	315,008
VirTra, Inc.*	1,807	7,011
		851,810
Air Freight & Logistics — 0.5%
FedEx Corp.	567	142,612
United Parcel Service, Inc. (Class B Stock)	2,943	490,392
XPO Logistics, Inc.*	412	34,880
		667,884
Airlines — 0.0%
Air Arabia PJSC (United Arab Emirates)	34,010	10,378
JetBlue Airways Corp.*	1,019	11,545
Spirit Airlines, Inc.*	1,182	19,030
United Airlines Holdings, Inc.*	756	26,271
		67,224
Auto Components — 0.5%
Aptiv PLC	39	3,576
Autoliv, Inc. (Sweden)	500	36,440
Bridgestone Corp. (Japan)	1,400	44,177
CIE Automotive SA (Spain)	579	10,943
Denso Corp. (Japan)	1,000	43,777
Dorman Products, Inc.*	243	21,962
Freni Brembo SpA (Italy)*	980	9,777
Fuyao Glass Industry Group Co. Ltd. (China) (Class A Stock)	3,763	18,047
Kendrion NV (Netherlands)*	343	6,062
Koito Manufacturing Co. Ltd. (Japan)	300	15,255
Lear Corp.	180	19,629
Magna International, Inc. (Canada)	5,621	257,161
Musashi Seimitsu Industry Co. Ltd. (Japan)	1,400	14,738
NGK Spark Plug Co. Ltd. (Japan)	800	13,940
Nifco, Inc. (Japan)	500	13,615
Nippon Seiki Co. Ltd. (Japan)	1,100	11,975
Stanley Electric Co. Ltd. (Japan)	5,800	166,580
Toyo Tire Corp. (Japan)	1,400	22,720
Veoneer, Inc. (Sweden)*(a)	1,289	18,948
	Shares	Value
Common Stocks (continued)
Auto Components (cont’d.)
Workhorse Group, Inc.*(a)	795	$ 20,098
		769,420
Automobiles — 0.8%
Astra International Tbk PT (Indonesia)	66,100	19,896
Daimler AG (Germany)	1,604	86,226
General Motors Co.	3,165	93,652
Maruti Suzuki India Ltd. (India)	857	78,494
Mitsubishi Motors Corp. (Japan)*	11,900	26,193
Suzuki Motor Corp. (Japan)	1,100	47,013
Tesla, Inc.*(a)	1,548	664,107
Toyota Motor Corp. (Japan)	2,200	145,084
		1,160,665
Banks — 2.8%
ABN AMRO Bank NV (Netherlands), 144A, CVA*	4,863	40,848
Al Rajhi Bank (Saudi Arabia)	1,199	21,040
Axis Bank Ltd. (India)*	12,613	73,044
Banco Comercial Portugues SA (Portugal) (Class R Stock)*	153,115	14,395
Banco Santander Chile (Chile), ADR	2,196	30,437
Bank Central Asia Tbk PT (Indonesia)	78,600	143,405
Bank of America Corp.	19,973	481,150
BankUnited, Inc.(a)	1,326	29,053
BAWAG Group AG (Austria), 144A*	2,701	97,586
BNP Paribas SA (France)*	3,693	133,868
Boston Private Financial Holdings, Inc.	2,868	15,831
Capitec Bank Holdings Ltd. (South Africa)	567	35,095
China Merchants Bank Co. Ltd. (China) (Class H Stock)	3,500	16,655
CIT Group, Inc.	1,077	19,074
City Holding Co.	375	21,604
Commerce Bancshares, Inc.	81	4,559
Credicorp Ltd. (Peru)	801	99,316
East West Bancorp, Inc.	679	22,230
Enterprise Financial Services Corp.	806	21,980
Erste Group Bank AG (Austria)*	3,504	73,233
FinecoBank Banca Fineco SpA (Italy)*	2,285	31,539
First Abu Dhabi Bank PJSC (United Arab Emirates)	15,981	48,951
First Financial Bankshares, Inc.(a)	720	20,095
Fukuoka Financial Group, Inc. (Japan)	900	15,142
HDFC Bank Ltd. (India)*	4,165	61,224
Home BancShares, Inc.	1,936	29,350
HSBC Holdings PLC (United Kingdom)	9,836	38,273
ICICI Bank Ltd. (India), ADR*	3,955	38,878
ING Groep NV (Netherlands)*	18,334	130,239
JPMorgan Chase & Co.	6,125	589,654
KBC Group NV (Belgium)	1,797	90,170
Komercni banka A/S (Czech Republic)*	519	10,922
Kotak Mahindra Bank Ltd. (India)*	1,888	32,486
Lloyds Banking Group PLC (United Kingdom)*	200,416	67,887
Mitsubishi UFJ Financial Group, Inc. (Japan)	24,600	97,294
National Bank of Canada (Canada)	1,602	79,574
A1

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
National Bank of Kuwait SAKP (Kuwait)	5,359	$ 15,214
Nordea Bank Abp (Finland)*	16,291	124,230
OTP Bank Nyrt (Hungary)*	1,863	55,972
Pacific Premier Bancorp, Inc.	1,262	25,417
Pinnacle Financial Partners, Inc.	760	27,048
PNC Financial Services Group, Inc. (The)	1,285	141,234
Popular, Inc. (Puerto Rico)	578	20,964
Prosperity Bancshares, Inc.	129	6,686
Republic First Bancorp, Inc.*	3,127	6,191
Sberbank of Russia PJSC (Russia), ADR*	19,564	228,136
Signature Bank	336	27,885
South State Corp.	495	23,834
Swedbank AB (Sweden) (Class A Stock)*	6,134	96,122
TCF Financial Corp.	1,106	25,836
United Overseas Bank Ltd. (Singapore)	6,200	86,762
Van Lanschot Kempen NV (Netherlands)*	626	11,582
Washington Trust Bancorp, Inc.	608	18,641
Webster Financial Corp.	871	23,003
Wells Fargo & Co.	9,949	233,901
WesBanco, Inc.	1,078	23,026
Western Alliance Bancorp	893	28,237
		4,026,002
Beverages — 0.8%
Anheuser-Busch InBev SA/NV (Belgium)	610	32,924
Asahi Group Holdings Ltd. (Japan)	1,000	34,854
Beijing Shunxin Agriculture Co. Ltd. (China) (Class A Stock)	2,200	19,585
Boston Beer Co., Inc. (The) (Class A Stock)*	40	35,334
China Resources Beer Holdings Co. Ltd. (China)	6,000	36,857
Coca-Cola Co. (The)	5,411	267,141
Diageo PLC (United Kingdom)	1,558	53,443
Kirin Holdings Co. Ltd. (Japan)	3,000	56,307
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	600	148,291
PepsiCo, Inc.	1,908	264,449
Treasury Wine Estates Ltd. (Australia)	12,251	78,804
Tsingtao Brewery Co. Ltd. (China) (Class H Stock)	12,000	98,028
		1,126,017
Biotechnology — 1.4%
AbbVie, Inc.	6,540	572,839
Abcam PLC (United Kingdom)	2,667	42,219
ACADIA Pharmaceuticals, Inc.*	369	15,221
Agios Pharmaceuticals, Inc.*	407	14,245
Alexion Pharmaceuticals, Inc.*	250	28,608
Alkermes PLC*	995	16,487
Alnylam Pharmaceuticals, Inc.*	309	44,990
Anavex Life Sciences Corp.*	1,699	7,730
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
Arcturus Therapeutics Holdings, Inc.*	248	$ 10,639
Argenx SE (Netherlands), ADR*	144	37,803
Arrowhead Pharmaceuticals, Inc.*	420	18,085
Atara Biotherapeutics, Inc.*	1,263	16,369
Biogen, Inc.*	54	15,319
BioMarin Pharmaceutical, Inc.*	434	33,019
Bluebird Bio, Inc.*	203	10,952
Blueprint Medicines Corp.*	292	27,068
Eagle Pharmaceuticals, Inc.*	378	16,057
Exact Sciences Corp.*	591	60,252
Exelixis, Inc.*	821	20,073
FibroGen, Inc.*	547	22,493
Galapagos NV (Belgium)*	418	59,376
Genus PLC (United Kingdom)	616	30,603
Global Blood Therapeutics, Inc.*	339	18,693
Heron Therapeutics, Inc.*	1,103	16,346
Immunomedics, Inc.*	305	25,934
Incyte Corp.*	739	66,318
Inovio Pharmaceuticals, Inc.*(a)	453	5,255
Insmed, Inc.*	873	28,058
Ionis Pharmaceuticals, Inc.*	376	17,841
Ligand Pharmaceuticals, Inc.*	165	15,728
Mirati Therapeutics, Inc.*	153	25,406
Moderna, Inc.*(a)	571	40,398
Momenta Pharmaceuticals, Inc.*	478	25,085
MorphoSys AG (Germany)*	374	47,443
Myriad Genetics, Inc.*	1,047	13,653
Neurocrine Biosciences, Inc.*	297	28,560
Novavax, Inc.*	126	13,652
OPKO Health, Inc.*(a)	2,967	10,948
Radius Health, Inc.*	1,202	13,631
REGENXBIO, Inc.*	363	9,990
Sarepta Therapeutics, Inc.*	168	23,592
Seattle Genetics, Inc.*	379	74,167
Spectrum Pharmaceuticals, Inc.*	6,092	24,855
Ultragenyx Pharmaceutical, Inc.*(a)	563	46,273
United Therapeutics Corp.*	228	23,028
Vertex Pharmaceuticals, Inc.*	1,023	278,379
Xencor, Inc.*	713	27,657
		2,041,337
Building Products — 0.3%
Assa Abloy AB (Sweden) (Class B Stock)	1,317	30,789
Blue Star Ltd. (India)	1,251	10,932
DIRTT Environmental Solutions (Canada)*	4,216	6,586
Johnson Controls International PLC	3,473	141,872
Nitto Boseki Co. Ltd. (Japan)	300	12,779
Owens Corning	533	36,676
Polypipe Group PLC (United Kingdom)*	2,365	13,165
Sanwa Holdings Corp. (Japan)	2,100	22,311
Trex Co., Inc.*	508	36,373
Tyman PLC (United Kingdom)*	4,130	11,856
UFP Industries, Inc.	622	35,149
		358,488

A2

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Capital Markets — 2.1%
AJ Bell PLC (United Kingdom)	3,083	$ 17,919
Avanza Bank Holding AB (Sweden)	1,727	33,949
B3 SA - Brasil Bolsa Balcao (Brazil)	3,500	34,352
Blackstone Group, Inc. (The) (Class A Stock)	1,639	85,556
Cboe Global Markets, Inc.	423	37,114
Charles Schwab Corp. (The)	3,254	117,892
CME Group, Inc.	1,524	254,980
Draper Esprit PLC (United Kingdom)*	3,941	27,899
E*TRADE Financial Corp.	5,170	258,759
EQT AB (Sweden)	972	18,874
FactSet Research Systems, Inc.	109	36,502
Georgia Capital PLC (Georgia)*	601	2,839
Goldman Sachs Group, Inc. (The)	933	187,505
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	300	14,144
Intercontinental Exchange, Inc.	876	87,644
Intermediate Capital Group PLC (United Kingdom)	2,248	34,658
Investec PLC (South Africa)	7,789	14,340
IP Group PLC (United Kingdom)*	6,088	6,168
Julius Baer Group Ltd. (Switzerland)	2,772	117,635
KKR & Co., Inc.	1,509	51,819
London Stock Exchange Group PLC (United Kingdom)	1,361	155,707
Morgan Stanley	16,322	789,169
MSCI, Inc.	60	21,407
Ninety One PLC (United Kingdom)*	1,810	4,736
S&P Global, Inc.	720	259,632
SEI Investments Co.	600	30,432
State Street Corp.	80	4,746
TD Ameritrade Holding Corp.	663	25,956
Tikehau Capital SCA (France)	705	17,856
TMX Group Ltd. (Canada)	796	81,863
Tradeweb Markets, Inc. (Class A Stock)	481	27,898
UBS Group AG (Switzerland)	7,517	83,798
Virtus Investment Partners, Inc.	219	30,364
XP, Inc. (Brazil) (Class A Stock)*	1,786	74,458
		3,048,570
Chemicals — 2.1%
Air Liquide SA (France)	694	110,036
Air Products & Chemicals, Inc.	1,031	307,094
Akzo Nobel NV (Netherlands)	2,140	217,012
BASF SE (Germany)	986	59,936
Borregaard ASA (Norway)	936	14,343
CF Industries Holdings, Inc.	770	23,647
Chemours Co. (The)	521	10,894
Covestro AG (Germany), 144A	1,285	63,919
Croda International PLC (United Kingdom)	585	47,141
Denka Co. Ltd. (Japan)	300	9,123
DIC Corp. (Japan)	2,800	69,797
DuPont de Nemours, Inc.	1,587	88,047
Ecolab, Inc.	116	23,181
GCP Applied Technologies, Inc.*	1,030	21,578
Huntsman Corp.	2,333	51,816
Incitec Pivot Ltd. (Australia)	30,640	44,627
	Shares	Value
Common Stocks (continued)
Chemicals (cont’d.)
Ingevity Corp.*	342	$ 16,908
Kansai Paint Co. Ltd. (Japan)	1,600	39,738
Koninklijke DSM NV (Netherlands)	795	131,042
Linde PLC (United Kingdom), (NYSE)	3,141	747,966
Linde PLC (United Kingdom), (XETR)	648	153,153
Nippon Shokubai Co. Ltd. (Japan)	900	47,882
Nippon Soda Co. Ltd. (Japan)	500	14,342
NOF Corp. (Japan)	500	19,676
Orica Ltd. (Australia)	1,248	13,818
PPG Industries, Inc.	2,035	248,433
Quaker Chemical Corp.	115	20,667
RPM International, Inc.	1,965	162,781
Sakata INX Corp. (Japan)	1,600	16,040
Shandong Sinocera Functional Material Co. Ltd. (China) (Class A Stock)	3,100	17,092
Sherwin-Williams Co. (The)	217	151,193
Shin-Etsu Chemical Co. Ltd. (Japan)	100	13,052
Sumitomo Seika Chemicals Co. Ltd. (Japan)	300	9,716
Valvoline, Inc.	1,520	28,941
Victrex PLC (United Kingdom)	1,439	33,820
W.R. Grace & Co.	491	19,782
Westlake Chemical Corp.	373	23,581
		3,091,814
Commercial Services & Supplies — 0.5%
Cintas Corp.	368	122,482
Country Garden Services Holdings Co. Ltd. (China)	13,000	84,207
Downer EDI Ltd. (Australia)	20,120	63,852
Greentown Service Group Co. Ltd. (China)	14,000	17,373
HomeServe PLC (United Kingdom)	4,816	76,749
IAA, Inc.*	647	33,689
KAR Auction Services, Inc.	1,479	21,298
SPIE SA (France)*	809	14,604
Stericycle, Inc.*	471	29,701
Waste Connections, Inc.	2,378	246,836
		710,791
Communications Equipment — 0.2%
CommScope Holding Co., Inc.*	1,263	11,367
Genasys, Inc.*	2,347	14,434
Lumentum Holdings, Inc.*	244	18,332
Motorola Solutions, Inc.	429	67,271
Nokia OYJ (Finland)*	18,387	72,026
Viavi Solutions, Inc.*	2,333	27,366
Zhongji Innolight Co. Ltd. (China) (Class A Stock)	1,948	14,543
		225,339
Construction & Engineering — 0.2%
Arcosa, Inc.	517	22,795
Dycom Industries, Inc.*	345	18,223
Jacobs Engineering Group, Inc.	1,611	149,453
JGC Holdings Corp. (Japan)	3,500	36,225
Maeda Corp. (Japan)	2,400	17,567

A3

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Construction & Engineering (cont’d.)
NV5 Global, Inc.*	311	$ 16,411
Valmont Industries, Inc.	240	29,803
		290,477
Construction Materials — 0.1%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	9,000	62,394
HeidelbergCement AG (Germany)	770	47,118
U.S. Concrete, Inc.*	404	11,732
		121,244
Consumer Finance — 0.3%
Ally Financial, Inc.	880	22,062
American Express Co.	599	60,050
Capital One Financial Corp.	3,846	276,373
Funding Circle Holdings PLC (United Kingdom), 144A*	11,129	11,457
Green Dot Corp. (Class A Stock)*	411	20,801
Shriram Transport Finance Co. Ltd. (India)	4,264	36,008
SLM Corp.	2,794	22,603
		449,354
Containers & Packaging — 1.1%
Amcor PLC, CDI	16,115	178,050
Avery Dennison Corp.	1,127	144,076
Ball Corp.	3,168	263,324
Berry Global Group, Inc.*	602	29,089
Crown Holdings, Inc.*	352	27,055
DS Smith PLC (United Kingdom)	4,147	15,703
Graphic Packaging Holding Co.	948	13,357
Huhtamaki OYJ (Finland)	347	17,130
International Paper Co.	6,427	260,551
Packaging Corp. of America	3,291	358,883
Sealed Air Corp.	2,099	81,462
Silgan Holdings, Inc.	474	17,429
Verallia SA (France), 144A	373	9,966
Westrock Co.	4,861	168,871
		1,584,946
Distributors — 0.0%
Educational Development Corp.	1,606	26,932
PALTAC Corp. (Japan)	300	15,151
Weyco Group, Inc.	687	11,109
		53,192
Diversified Consumer Services — 0.2%
Benesse Holdings, Inc. (Japan)	1,600	41,157
Bright Horizons Family Solutions, Inc.*	303	46,068
frontdoor, Inc.*	323	12,568
Hope Education Group Co. Ltd. (China), 144A	98,000	30,196
IDP Education Ltd. (Australia)	1,484	20,360
Service Corp. International	502	21,174
ServiceMaster Global Holdings, Inc.*	813	32,422
Strategic Education, Inc.	159	14,544
TAL Education Group (China), ADR*	691	52,544
	Shares	Value
Common Stocks (continued)
Diversified Consumer Services (cont’d.)
WW International, Inc.*	302	$ 5,699
		276,732
Diversified Financial Services — 0.4%
Banca Mediolanum SpA (Italy)	7,998	57,539
Cannae Holdings, Inc.*	817	30,441
Equitable Holdings, Inc.	13,204	240,841
FirstRand Ltd. (South Africa)	8,863	21,820
Hypoport SE (Germany)*	42	26,267
ORIX Corp. (Japan)	7,300	90,644
Syncona Ltd.*	5,180	16,667
Voya Financial, Inc.	529	25,355
		509,574
Diversified Telecommunication Services — 0.5%
AT&T, Inc.	3,134	89,350
ATN International, Inc.	394	19,755
Bharti Infratel Ltd. (India)	12,501	29,806
BT Group PLC (United Kingdom)	35,999	45,629
GCI Liberty, Inc. (Class A Stock)*	356	29,178
Helios Towers PLC (Tanzania)*	12,917	26,146
KT Corp. (South Korea)	407	7,987
KT Corp. (South Korea), ADR	4,205	40,410
Liberty Global PLC (United Kingdom) (Class C Stock)*	762	15,648
Liberty Latin America Ltd. (Chile) (Class A Stock)*	1,425	11,756
Liberty Latin America Ltd. (Chile) (Class C Stock)*	1,467	11,941
Nippon Telegraph & Telephone Corp. (Japan)	15,000	305,748
Orange SA (France)	4,149	43,177
Sarana Menara Nusantara Tbk PT (Indonesia)	1,125,300	78,491
Telefonica Deutschland Holding AG (Germany)	13,212	33,894
		788,916
Electric Utilities — 1.4%
American Electric Power Co., Inc.	1,585	129,542
Duke Energy Corp.	316	27,985
Edison International	228	11,591
EDP - Energias do Brasil SA (Brazil)	12,542	39,105
Electricite de France SA (France)	6,098	64,643
Entergy Corp.	1,109	109,270
Eversource Energy	741	61,911
Hawaiian Electric Industries, Inc.	843	28,021
Iberdrola SA (Spain)	12,758	156,591
NextEra Energy, Inc.	3,854	1,069,716
Otter Tail Corp.	620	22,425
PG&E Corp.*	500	4,695
PNM Resources, Inc.	727	30,047
Southern Co. (The)	3,265	177,028
Spark Energy, Inc. (Class A Stock)	858	7,139
Transmissora Alianca de Energia Eletrica SA (Brazil), UTS	2,429	12,128

A4

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Electric Utilities (cont’d.)
Xcel Energy, Inc.	266	$ 18,357
		1,970,194
Electrical Equipment — 0.4%
Hubbell, Inc.	199	27,231
Idec Corp. (Japan)	700	12,703
Mabuchi Motor Co. Ltd. (Japan)	400	15,528
Mitsubishi Electric Corp. (Japan)	11,500	155,759
nVent Electric PLC	1,577	27,897
Polycab India Ltd. (India)	1,100	12,284
Prysmian SpA (Italy)	2,144	62,358
Rockwell Automation, Inc.	930	205,233
Schneider Electric SE (France)	142	17,600
Sensata Technologies Holding PLC*	906	39,085
Siemens Energy AG (Germany)*	516	13,901
Vicor Corp.*	274	21,298
		610,877
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp. (Class A Stock)	937	101,449
Barco NV (Belgium)	448	9,405
Carel Industries SpA (Italy), 144A	1,798	38,008
Cognex Corp.	559	36,391
Coherent, Inc.*	241	26,734
Hangzhou Hikvision Digital Technology Co. Ltd. (China) (Class A Stock)	7,208	40,743
Hexagon AB (Sweden) (Class B Stock)*	322	24,287
Hitachi Ltd. (Japan)	3,400	115,118
Horiba Ltd. (Japan)	200	10,454
Keysight Technologies, Inc.*	968	95,619
Littelfuse, Inc.	360	63,842
Murata Manufacturing Co. Ltd. (Japan)	1,900	122,656
National Instruments Corp.	767	27,382
Nippon Ceramic Co. Ltd. (Japan)	400	9,982
Novanta, Inc.*	298	31,391
Renishaw PLC (United Kingdom)*	429	31,151
RF Industries Ltd.	1,409	6,256
Sensirion Holding AG (Switzerland), 144A*	282	14,771
Shimadzu Corp. (Japan)	1,200	36,477
Sunny Optical Technology Group Co. Ltd. (China)	1,200	18,549
Taiwan Union Technology Corp. (Taiwan)	5,000	19,465
Taiyo Yuden Co. Ltd. (Japan)	300	9,431
TE Connectivity Ltd.	1,377	134,588
Trimble, Inc.*	871	42,418
		1,066,567
Energy Equipment & Services — 0.2%
Cactus, Inc. (Class A Stock)	660	12,665
ChampionX Corp.*	1,379	11,018
Dril-Quip, Inc.*	455	11,266
Halliburton Co.	4,894	58,973
Modec, Inc. (Japan)	1,100	17,020
Nabors Industries Ltd.	141	3,446
	Shares	Value
Common Stocks (continued)
Energy Equipment & Services (cont’d.)
Oceaneering International, Inc.*	818	$ 2,879
Schlumberger NV	1,270	19,761
Tenaris SA	4,628	23,065
Tenaris SA, ADR(a)	4,797	47,251
Worley Ltd. (Australia)	4,419	30,387
		237,731
Entertainment — 0.9%
Capcom Co. Ltd. (Japan)	400	22,357
Codemasters Group Holdings PLC (United Kingdom)*	2,422	11,404
Electronic Arts, Inc.*	33	4,304
Frontier Developments PLC (United Kingdom)*	241	8,516
Live Nation Entertainment, Inc.*	550	29,634
Netflix, Inc.*	906	453,027
Roku, Inc.*	213	40,214
Sea Ltd. (Taiwan), ADR*(a)	1,377	212,113
Spotify Technology SA*	290	70,345
Tencent Music Entertainment Group (China), ADR*	1,089	16,085
Walt Disney Co. (The)	3,019	374,597
World Wrestling Entertainment, Inc. (Class A Stock)	311	12,586
Zynga, Inc. (Class A Stock)*	2,500	22,800
		1,277,982
Equity Real Estate Investment Trusts (REITs) — 3.5%
Acadia Realty Trust	4,088	42,924
Alexander & Baldwin, Inc.	902	10,111
Alexandria Real Estate Equities, Inc.	581	92,960
American Campus Communities, Inc.	4,455	155,569
American Homes 4 Rent (Class A Stock)	1,198	34,119
American Tower Corp.	871	210,547
AvalonBay Communities, Inc.	1,006	150,236
Boston Properties, Inc.	133	10,680
Camden Property Trust	1,426	126,885
Canadian Apartment Properties REIT (Canada)	496	17,303
CoreCivic, Inc.	1,052	8,416
Crown Castle International Corp.	941	156,676
CubeSmart	3,256	105,201
CyrusOne, Inc.	491	34,385
Daiwa Office Investment Corp. (Japan)	2	11,461
Derwent London PLC (United Kingdom)	1,058	35,045
Digital Realty Trust, Inc.	392	57,530
Diversified Healthcare Trust	4,829	16,998
Douglas Emmett, Inc.	2,976	74,698
EastGroup Properties, Inc.	466	60,268
EPR Properties	49	1,347
Equinix, Inc.	169	128,462
Equity Commonwealth	698	18,588
Equity LifeStyle Properties, Inc.	1,437	88,088
Equity Residential	3,055	156,813
Essex Property Trust, Inc.	473	94,974
Federal Realty Investment Trust	374	27,467

A5

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
First Industrial Realty Trust, Inc.	167	$ 6,647
Frasers Centrepoint Trust (Singapore)	10,800	18,998
Gecina SA (France)	89	11,748
Getty Realty Corp.	873	22,707
Goodman Group (Australia)	2,327	30,099
Great Portland Estates PLC (United Kingdom)	8,906	68,747
Healthcare Realty Trust, Inc.	1,842	55,481
Healthcare Trust of America, Inc. (Class A Stock)	1,965	51,090
Highwoods Properties, Inc.	435	14,603
Hoshino Resorts REIT, Inc. (Japan)	8	40,311
Host Hotels & Resorts, Inc.	961	10,369
Industrial & Infrastructure Fund Investment Corp. (Japan)	21	35,954
Inmobiliaria Colonial Socimi SA (Spain)	5,432	44,925
InnSuites Hospitality Trust	6,857	7,954
Investors Real Estate Trust	372	24,243
Invitation Homes, Inc.	1,342	37,563
JBG SMITH Properties	2,462	65,834
Kilroy Realty Corp.	716	37,203
Mapletree Industrial Trust (Singapore)	12,300	29,055
Medical Properties Trust, Inc.	993	17,507
Mirvac Group (Australia)	18,862	29,564
Mitsui Fudosan Logistics Park, Inc. (Japan)	6	28,686
Mori Hills REIT Investment Corp. (Japan)	8	10,389
National Health Investors, Inc.	512	30,858
National Retail Properties, Inc.	1,007	34,752
Nippon Accommodations Fund, Inc. (Japan)	5	28,905
Nippon Prologis REIT, Inc. (Japan)	7	23,661
Omega Healthcare Investors, Inc.	669	20,030
Paramount Group, Inc.	1,454	10,294
Pebblebrook Hotel Trust	218	2,732
Prologis, Inc.	9,449	950,758
PS Business Parks, Inc.	268	32,800
Public Storage	462	102,897
Rayonier, Inc.	1,846	48,808
Realty Income Corp.	193	11,725
Regency Centers Corp.	1,082	41,138
Rexford Industrial Realty, Inc.	908	41,550
RLJ Lodging Trust	2,097	18,160
RPT Realty	3,496	19,018
Ryman Hospitality Properties, Inc.	463	17,038
Scentre Group (Australia)	21,902	34,858
Shaftesbury PLC (United Kingdom)	1,487	9,535
Simon Property Group, Inc.	748	48,381
SL Green Realty Corp.(a)	1,414	65,567
Spirit Realty Capital, Inc.	54	1,822
Summit Industrial Income REIT (Canada)	3,187	30,732
Sun Communities, Inc.	1,289	181,246
Sunstone Hotel Investors, Inc.	4,574	36,318
Taubman Centers, Inc.	324	10,786
Terreno Realty Corp.	1,088	59,579
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
UNITE Group PLC (The) (United Kingdom)*	2,590	$ 28,028
Urban Edge Properties	3,399	33,038
VEREIT, Inc.	4,554	29,601
VICI Properties, Inc.	1,256	29,353
Welltower, Inc.	2,937	161,799
Weyerhaeuser Co.	7,004	199,754
WP Carey, Inc.	898	58,514
		5,081,463
Food & Staples Retailing — 0.6%
BIM Birlesik Magazalar A/S (Turkey)	1,618	14,611
Clicks Group Ltd. (South Africa)	1,232	16,291
Costco Wholesale Corp.	289	102,595
CP ALL PCL (Thailand)	67,000	127,901
Jeronimo Martins SGPS SA (Portugal)	7,068	113,799
Jiajiayue Group Co. Ltd. (China) (Class A Stock)	2,455	13,064
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	2,000	72,996
Naked Wines PLC (United Kingdom)	2,324	13,158
Performance Food Group Co.*	567	19,630
President Chain Store Corp. (Taiwan)	3,000	27,299
PriceSmart, Inc.	263	17,476
Raia Drogasil SA (Brazil)	10,980	46,064
Rite Aid Corp.*(a)	659	6,254
Seven & i Holdings Co. Ltd. (Japan)	2,700	83,484
Shoprite Holdings Ltd. (South Africa)	4,006	32,768
SpartanNash Co.	1,117	18,263
Sprouts Farmers Market, Inc.*	820	17,163
Wal-Mart de Mexico SAB de CV (Mexico)	13,400	32,064
X5 Retail Group NV (Russia), GDR	931	34,520
Yifeng Pharmacy Chain Co. Ltd. (China) (Class A Stock)	4,540	66,565
Zur Rose Group AG (Switzerland)*	135	32,229
		908,194
Food Products — 0.9%
Barry Callebaut AG (Switzerland)	14	31,109
Beyond Meat, Inc.*	44	7,307
Bunge Ltd.	618	28,243
China Feihe Ltd. (China), 144A	12,000	28,146
China Mengniu Dairy Co. Ltd. (China)*	34,000	161,080
Edita Food Industries SAE (Egypt), 144A, GDR	158	446
Edita Food Industries SAE (Egypt), GDR	882	2,489
Ezaki Glico Co. Ltd. (Japan)	1,400	62,727
Flowers Foods, Inc.	1,287	31,313
Ingredion, Inc.	256	19,374
McCormick & Co., Inc.	366	71,041
Mondelez International, Inc. (Class A Stock)	3,702	212,680
Nestle SA (Switzerland)	2,717	322,607
Post Holdings, Inc.*	111	9,546
Sakata Seed Corp. (Japan)	300	10,756
Sanderson Farms, Inc.	247	29,138

A6

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Food Products (cont’d.)
Simply Good Foods Co. (The)*	690	$ 15,214
TreeHouse Foods, Inc.*(a)	492	19,941
Tyson Foods, Inc. (Class A Stock)	3,860	229,593
Uni-President Enterprises Corp. (Taiwan)	7,307	15,781
Universal Robina Corp. (Philippines)	8,810	24,426
		1,332,957
Gas Utilities — 0.2%
Atmos Energy Corp.	1,621	154,951
ENN Energy Holdings Ltd. (China)	1,300	14,294
National Fuel Gas Co.	590	23,948
ONE Gas, Inc.	397	27,397
Southwest Gas Holdings, Inc.	431	27,196
		247,786
Health Care Equipment & Supplies — 3.1%
Alcon, Inc. (Switzerland)*	1,061	60,129
Align Technology, Inc.*	5	1,637
Ambu A/S (Denmark) (Class B Stock)	1,561	44,113
Axogen, Inc.*	1,155	13,433
Becton, Dickinson & Co.	1,644	382,526
BioMerieux (France)	95	14,885
Boston Scientific Corp.*	5,858	223,834
Cerus Corp.*	3,422	21,422
Cochlear Ltd. (Australia)	173	24,660
Cooper Cos., Inc. (The)	136	45,848
Danaher Corp.	6,944	1,495,252
DiaSorin SpA (Italy)	335	67,422
Edwards Lifesciences Corp.*	20	1,596
Elekta AB (Sweden) (Class B Stock)	3,245	40,828
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	3,010	66,113
Getinge AB (Sweden) (Class B Stock)	2,415	52,609
GVS SpA (Italy), 144A*	1,293	17,387
Haemonetics Corp.*	180	15,705
ICU Medical, Inc.*	127	23,211
Inogen, Inc.*	311	9,019
Insulet Corp.*	154	36,435
Intuitive Surgical, Inc.*	394	279,559
iRhythm Technologies, Inc.*	148	35,240
Koninklijke Philips NV (Netherlands)*	5,865	276,017
LivaNova PLC*	234	10,579
Medtronic PLC	2,847	295,860
Nakanishi, Inc. (Japan)	1,000	17,841
Neogen Corp.*	427	33,413
Nipro Corp. (Japan)	1,700	19,824
Penumbra, Inc.*	87	16,911
Quidel Corp.*	122	26,764
Shandong Weigao Group Medical Polymer Co. Ltd. (China) (Class H Stock)	12,000	24,002
Smith & Nephew PLC (United Kingdom)	2,340	45,697
STAAR Surgical Co.*	304	17,194
Stryker Corp.	2,794	582,186
Tactile Systems Technology, Inc.*	422	15,441
Tandem Diabetes Care, Inc.*	222	25,197
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
Terumo Corp. (Japan)	900	$ 35,838
Wright Medical Group NV*	1,072	32,739
Zimmer Biomet Holdings, Inc.	470	63,986
		4,512,352
Health Care Providers & Services — 1.8%
Acadia Healthcare Co., Inc.*	578	17,039
Ambea AB (Sweden), 144A*	2,466	16,686
Amedisys, Inc.*	135	31,918
Amplifon SpA (Italy)*	2,596	92,881
Anthem, Inc.	1,070	287,391
Brookdale Senior Living, Inc.*	3,862	9,810
Centene Corp.*	1,460	85,162
Cigna Corp.	1,544	261,569
Community Health Systems, Inc.*	1,997	8,427
CVS Health Corp.	1,402	81,877
Dr. Lal PathLabs Ltd. (India), 144A	222	5,676
Encompass Health Corp.	435	28,266
HCA Healthcare, Inc.	3,329	415,060
HealthEquity, Inc.*	197	10,120
Humana, Inc.	298	123,339
Integrated Diagnostics Holdings PLC (Egypt), 144A	2,882	10,357
Molina Healthcare, Inc.*	409	74,863
Select Medical Holdings Corp.*	975	20,300
Sinopharm Group Co. Ltd. (China) (Class H Stock)	10,000	21,230
UnitedHealth Group, Inc.	3,103	967,422
		2,569,393
Health Care Technology — 0.1%
GoodRx Holdings, Inc. (Class A Stock)*	84	4,670
Livongo Health, Inc.*	162	22,688
Teladoc Health, Inc.*(a)	210	46,041
Veeva Systems, Inc. (Class A Stock)*	495	139,189
		212,588
Hotels, Restaurants & Leisure — 1.6%
Aramark	895	23,673
Bloomin’ Brands, Inc.	1,328	20,279
BTG Hotels Group Co. Ltd. (China) (Class A Stock)	13,700	35,979
Caesars Entertainment, Inc.*	327	18,332
Chipotle Mexican Grill, Inc.*	76	94,522
Denny’s Corp.*	2,071	20,710
Domino’s Pizza, Inc.	19	8,080
DraftKings, Inc. (Class A Stock)*	200	11,768
Dunkin’ Brands Group, Inc.	183	14,990
Galaxy Entertainment Group Ltd. (Macau)	4,000	27,053
Hilton Grand Vacations, Inc.*	845	17,728
Hilton Worldwide Holdings, Inc.	4,006	341,792
Huazhu Group Ltd. (China), ADR	121	5,232
Jack in the Box, Inc.	327	25,934
Las Vegas Sands Corp.	905	42,227
Marriott International, Inc. (Class A Stock)	2,709	250,799

A7

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
McDonald’s Corp.	2,526	$ 554,432
MGM Resorts International	3,672	79,866
Nathan’s Famous, Inc.	338	17,323
Planet Fitness, Inc. (Class A Stock)*	812	50,035
Playtech PLC (United Kingdom)*	11,491	53,756
Round One Corp. (Japan)	2,000	16,117
SSP Group PLC (United Kingdom)	2,754	6,366
Vail Resorts, Inc.	52	11,126
Wyndham Destinations, Inc.	830	25,531
Wyndham Hotels & Resorts, Inc.	673	33,986
Yum! Brands, Inc.	4,628	422,536
		2,230,172
Household Durables — 0.6%
Cairn Homes PLC (Ireland)*	14,934	13,677
Century Communities, Inc.*	756	32,001
Fujitsu General Ltd. (Japan)	5,000	145,190
Gree Electric Appliances, Inc. of Zhuhai (China) (Class A Stock)	28,500	225,680
Haier Electronics Group Co. Ltd. (China)	9,000	32,735
Jason Furniture Hangzhou Co. Ltd. (China) (Class A Stock)	2,700	24,057
JS Global Lifestyle Co. Ltd. (Hong Kong), 144A	30,000	53,806
Knaus Tabbert AG (Germany)*	233	17,074
Lennar Corp. (Class A Stock)	1,842	150,455
MDC Holdings, Inc.	648	30,521
Midea Group Co. Ltd. (China) (Class A Stock)	2,200	23,675
Skyline Champion Corp.*	1,082	28,965
Tempur Sealy International, Inc.*	357	31,841
		809,677
Household Products — 0.2%
Clorox Co. (The)(a)	200	42,034
Colgate-Palmolive Co.	1,063	82,010
Essity AB (Sweden) (Class B Stock)*	2,660	89,755
Kimberly-Clark Corp.	533	78,703
		292,502
Independent Power & Renewable Electricity Producers — 0.2%
AES Corp. (The)	4,752	86,059
Electric Power Development Co. Ltd. (Japan)	900	13,888
NTPC Ltd. (India)	80,604	93,262
Vistra Corp.	1,198	22,594
		215,803
Industrial Conglomerates — 1.3%
Carlisle Cos., Inc.	39	4,773
CK Hutchison Holdings Ltd. (United Kingdom)	16,368	99,144
DCC PLC (United Kingdom)	321	24,809
Fosun International Ltd. (China)	44,000	51,563
General Electric Co.	66,097	411,784
Honeywell International, Inc.	3,136	516,217
	Shares	Value
Common Stocks (continued)
Industrial Conglomerates (cont’d.)
Roper Technologies, Inc.	1,167	$ 461,093
Siemens AG (Germany)	1,031	130,255
SM Investments Corp. (Philippines)	4,817	87,648
Smiths Group PLC (United Kingdom)	3,602	63,433
		1,850,719
Insurance — 2.5%
AIA Group Ltd. (Hong Kong)	43,000	426,269
American International Group, Inc.	13,294	365,984
Aon PLC (Class A Stock)	806	166,278
Arch Capital Group Ltd.*	1,268	37,089
Argo Group International Holdings Ltd.	770	26,511
AXA SA (France)	8,116	149,654
Chubb Ltd.	2,153	250,006
CNA Financial Corp.	498	14,935
CNO Financial Group, Inc.	1,738	27,877
eHealth, Inc.*	141	11,139
Fidelity National Financial, Inc.	764	23,921
First American Financial Corp.	435	22,146
Hartford Financial Services Group, Inc. (The)	2,699	99,485
Hiscox Ltd. (United Kingdom)*	7,724	89,239
Kemper Corp.	267	17,844
Manulife Financial Corp. (Canada)	3,000	41,726
Markel Corp.*	40	38,948
Marsh & McLennan Cos., Inc.	4,110	471,417
MetLife, Inc.	5,509	204,769
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	215	54,419
Old Republic International Corp.	1,884	27,770
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	96,000	67,400
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	10,000	103,591
Porto Seguro SA (Brazil)	1,100	9,435
Powszechny Zaklad Ubezpieczen SA (Poland)*	8,083	51,812
Principal Financial Group, Inc.	899	36,203
Progressive Corp. (The)	1,068	101,108
RenaissanceRe Holdings Ltd. (Bermuda)	171	29,026
Sampo OYJ (Finland) (Class A Stock)	3,026	119,662
Sanlam Ltd. (South Africa)	4,294	13,320
Selective Insurance Group, Inc.	584	30,070
Sompo Holdings, Inc. (Japan)	2,100	72,359
Steadfast Group Ltd. (Australia)	8,065	18,648
Sun Life Financial, Inc. (Canada)	1,736	70,741
Suncorp Group Ltd. (Australia)	6,975	42,041
White Mountains Insurance Group Ltd.	30	23,370
Willis Towers Watson PLC	867	181,047
Zurich Insurance Group AG (Switzerland)	347	120,794
		3,658,053
Interactive Media & Services — 3.8%
Alphabet, Inc. (Class A Stock)*	115	168,544
Alphabet, Inc. (Class C Stock)*	1,294	1,901,662

A8

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Interactive Media & Services (cont’d.)
Baidu, Inc. (China), ADR*	898	$ 113,678
Facebook, Inc. (Class A Stock)*	4,687	1,227,525
IAC/InterActiveCorp*	180	21,560
Info Edge India Ltd. (India)	172	8,493
JOYY, Inc. (China), ADR	502	40,496
Mail.Ru Group Ltd. (Russia), GDR*	894	24,641
Match Group, Inc.*	1,830	202,490
NAVER Corp. (South Korea)	1,395	353,855
Pinterest, Inc. (Class A Stock)*	455	18,887
Rightmove PLC (United Kingdom)	1,385	11,163
Scout24 AG (Germany), 144A	593	51,753
Snap, Inc. (Class A Stock)*(a)	6,769	176,739
Tencent Holdings Ltd. (China)	13,700	923,733
Yandex NV (Russia) (Class A Stock)*	341	22,250
Z Holdings Corp. (Japan)	29,100	193,880
Zillow Group, Inc. (Class A Stock)*	183	18,582
Zillow Group, Inc. (Class C Stock)*	309	31,391
		5,511,322
Internet & Direct Marketing Retail — 3.9%
Alibaba Group Holding Ltd. (China)*	3,624	130,573
Alibaba Group Holding Ltd. (China), ADR*	5,320	1,563,974
Amazon.com, Inc.*	766	2,411,927
ASOS PLC (United Kingdom)*	2,458	163,267
boohoo Group PLC (United Kingdom)*	11,635	56,394
Booking Holdings, Inc.*	111	189,885
Etsy, Inc.*	174	21,164
Farfetch Ltd. (United Kingdom) (Class A Stock)*	1,693	42,596
Grubhub, Inc.*	376	27,196
Just Eat Takeaway.com NV (Netherlands), 144A*	263	29,476
Media Do Co. Ltd. (Japan)	100	7,258
Meituan Dianping (China) (Class B Stock)*	400	12,624
MercadoLibre, Inc. (Argentina)*(a)	126	136,392
Naspers Ltd. (South Africa) (Class N Stock)*	1,705	302,006
Ocado Group PLC (United Kingdom)*	2,645	93,640
Prosus NV (China)*	2,333	215,427
Qurate Retail, Inc. (Class A Stock)	1,925	13,822
Shop Apotheke Europe NV (Netherlands), 144A*	263	46,181
THG Holdings Ltd. (United Kingdom)*	4,454	34,380
Trainline PLC (United Kingdom), 144A*	4,721	22,070
Trip.com Group Ltd. (China), ADR*	993	30,922
Vipshop Holdings Ltd. (China), ADR*	800	12,512
Wayfair, Inc. (Class A Stock)*(a)	153	44,525
Zalando SE (Germany), 144A*	414	38,751
		5,646,962
IT Services — 3.9%
Accenture PLC (Class A Stock)	1,322	298,759
Adyen NV (Netherlands), 144A*	45	82,904
Amadeus IT Group SA (Spain)	1,346	74,934
Automatic Data Processing, Inc.	553	77,138
Black Knight, Inc.*	642	55,886
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
Booz Allen Hamilton Holding Corp.(a)	461	$ 38,254
Broadridge Financial Solutions, Inc.	690	91,080
CANCOM SE (Germany)	210	10,814
CSG Systems International, Inc.	545	22,318
Edenred (France)	403	18,100
EPAM Systems, Inc.*	195	63,040
Euronet Worldwide, Inc.*	657	59,853
Fidelity National Information Services, Inc.	3,769	554,835
Fiserv, Inc.*	2,285	235,469
Fujitsu Ltd. (Japan)	1,000	136,846
Global Payments, Inc.	2,123	377,002
GoDaddy, Inc. (Class A Stock)*	569	43,227
Indra Sistemas SA (Spain)*	2,945	20,971
Infosys Ltd. (India)	4,476	61,827
Keywords Studios PLC (Ireland)	1,294	36,356
LiveRamp Holdings, Inc.*	537	27,801
Mastercard, Inc. (Class A Stock)	1,491	504,212
NET One Systems Co. Ltd. (Japan)	1,200	54,712
Network International Holdings PLC (United Arab Emirates), 144A*	23,705	83,833
NEXTDC Ltd. (Australia)*	3,096	27,573
Okta, Inc.*	246	52,607
Pagseguro Digital Ltd. (Brazil) (Class A Stock)*	489	18,440
PayPal Holdings, Inc.*	2,458	484,300
Shopify, Inc. (Canada) (Class A Stock), (NYSE)*	23	23,528
Shopify, Inc. (Canada) (Class A Stock), (XTSE)*	82	83,856
Snowflake, Inc. (Class A Stock)*	51	12,801
Square, Inc. (Class A Stock)*	609	98,993
StoneCo Ltd. (Brazil) (Class A Stock)*(a)	3,171	167,714
Tata Consultancy Services Ltd. (India)	273	9,249
Twilio, Inc. (Class A Stock)*	324	80,057
Visa, Inc. (Class A Stock)(a)	6,174	1,234,615
WEX, Inc.*	221	30,712
Wix.com Ltd. (Israel)*	933	237,775
		5,592,391
Leisure Products — 0.1%
American Outdoor Brands, Inc.*	73	951
Bafang Electric Suzhou Co. Ltd. (China) (Class A Stock)	1,400	32,711
Brunswick Corp.	435	25,626
MIPS AB (Sweden)	198	8,841
Peloton Interactive, Inc. (Class A Stock)*	155	15,382
Polaris, Inc.	213	20,094
Smith & Wesson Brands, Inc.	567	8,800
Spin Master Corp. (Canada), 144A*	953	20,570
Thule Group AB (Sweden), 144A	1,730	57,152
YETI Holdings, Inc.*	306	13,868
		203,995
Life Sciences Tools & Services — 1.4%
Agilent Technologies, Inc.	3,590	362,375

A9

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Life Sciences Tools & Services (cont’d.)
Avantor, Inc.*	608	$ 13,674
Charles River Laboratories International, Inc.*	145	32,835
Eurofins Scientific SE (Luxembourg)*	66	52,109
Evotec SE (Germany)*	2,987	79,029
Lonza Group AG (Switzerland)	346	213,102
PPD, Inc.*	943	34,881
PRA Health Sciences, Inc.*	273	27,693
Repligen Corp.*	107	15,787
Syneos Health, Inc.*	287	15,257
Tecan Group AG (Switzerland)	145	72,258
Thermo Fisher Scientific, Inc.	2,418	1,067,595
		1,986,595
Machinery — 1.6%
Aalberts NV (Netherlands)	404	14,567
AGCO Corp.	191	14,186
Aida Engineering Ltd. (Japan)	1,400	9,595
Atlas Copco AB (Sweden) (Class B Stock)	424	17,694
Aumann AG (Germany), 144A*	226	2,984
Bucher Industries AG (Switzerland)	37	14,098
Caterpillar, Inc.	1,705	254,301
CNH Industrial NV (United Kingdom)*	9,271	72,298
Colfax Corp.*	982	30,795
Cummins, Inc.	593	125,218
Deere & Co.	2,167	480,272
Epiroc AB (Sweden) (Class B Stock)	1,435	19,920
Escorts Ltd. (India)	1,582	28,433
Fortive Corp.	2,235	170,329
Fujitec Co. Ltd. (Japan)	900	19,209
GEA Group AG (Germany)	1,935	67,869
Graco, Inc.	746	45,767
Hoshizaki Corp. (Japan)	500	39,878
Illinois Tool Works, Inc.	565	109,164
Impro Precision Industries Ltd., 144A	33,000	9,017
Kennametal, Inc.	386	11,171
Knorr-Bremse AG (Germany)	562	66,269
Lincoln Electric Holdings, Inc.	386	35,527
Manitex International, Inc.*	475	1,981
METAWATER Co. Ltd. (Japan)	800	17,443
Middleby Corp. (The)*	952	85,404
Norma Group SE (Germany)	521	16,173
Obara Group, Inc. (Japan)	600	20,254
Oshkosh Corp.	452	33,222
Otis Worldwide Corp.	697	43,507
PACCAR, Inc.	902	76,923
Parker-Hannifin Corp.	24	4,856
RBC Bearings, Inc.*	232	28,121
Rotork PLC (United Kingdom)	6,879	24,939
Spirax-Sarco Engineering PLC (United Kingdom)	180	25,633
Stanley Black & Decker, Inc.	764	123,921
Takuma Co. Ltd. (Japan)	700	11,926
Toro Co. (The)	642	53,896
Trelleborg AB (Sweden) (Class B Stock)*	690	12,215
Trinity Industries, Inc.	1,106	21,567
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Weir Group PLC (The) (United Kingdom)	3,148	$ 50,712
		2,311,254
Marine — 0.0%
Kirby Corp.*	435	15,734
SITC International Holdings Co. Ltd. (China)	18,000	25,050
		40,784
Media — 0.5%
A.H. Belo Corp. (Class A Stock)	160	226
Ascential PLC (United Kingdom), 144A*	11,581	43,872
Cable One, Inc.	25	47,136
Cardlytics, Inc.*	209	14,749
Charter Communications, Inc. (Class A Stock)*	146	91,154
Comcast Corp. (Class A Stock)	5,043	233,289
CyberAgent, Inc. (Japan)	300	18,541
Eutelsat Communications SA (France)	3,434	33,493
Fox Corp. (Class A Stock)	1,226	34,120
Informa PLC (United Kingdom)*	6,188	29,939
Liberty Broadband Corp. (Class A Stock)*	145	20,562
Liberty Broadband Corp. (Class C Stock)*	262	37,432
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	866	28,725
oOh!media Ltd. (Australia)	11,397	10,029
Sirius XM Holdings, Inc.	2,570	13,775
WPP PLC (United Kingdom)	8,892	69,883
YouGov PLC (United Kingdom)	3,119	34,072
		760,997
Metals & Mining — 2.3%
Agnico Eagle Mines Ltd. (Canada)	713	56,808
Alamos Gold, Inc. (Canada) (Class A Stock)	609	5,365
Alcoa Corp.*	448	5,210
Alrosa PJSC (Russia)	20,170	19,146
Anglo American Platinum Ltd. (South Africa)	312	21,649
Anglo American PLC (South Africa)	2,575	62,059
AngloGold Ashanti Ltd. (Tanzania)	1,320	34,005
Antofagasta PLC (Chile)	4,490	58,987
ArcelorMittal SA (Luxembourg)*	1,710	22,862
B2Gold Corp. (Canada)	2,964	19,299
Barrick Gold Corp. (Canada)	5,195	145,915
BHP Group Ltd. (Australia)	21,085	538,921
BlueScope Steel Ltd. (Australia)	1,379	12,576
Boliden AB (Sweden)	3,093	91,811
Centamin PLC (Egypt)	887	2,315
Centerra Gold, Inc. (Kyrgyzstan)	353	4,106
China Steel Corp. (Taiwan)	39,000	27,615
Cia de Minas Buenaventura SAA (Peru), ADR	934	11,413

A10

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Metals & Mining (cont’d.)
Cleveland-Cliffs, Inc.	2,250	$ 14,445
Coeur Mining, Inc.*	1,569	11,579
Endeavour Mining Corp. (Ivory Coast)*	149	3,709
ERO Copper Corp. (Canada)*	1,450	21,137
Evolution Mining Ltd. (Australia)	5,294	21,867
First Quantum Minerals Ltd. (Zambia)	1,490	13,282
Fortescue Metals Group Ltd. (Australia)	2,738	32,139
Franco-Nevada Corp. (Canada)	1,241	173,417
Freeport-McMoRan, Inc.	2,845	44,496
Glencore PLC (Australia)*	20,575	42,502
Gold Fields Ltd. (South Africa)	3,064	36,878
Gold Resource Corp.	4,260	14,527
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	6,800	17,308
Hecla Mining Co.	3,183	16,170
Hitachi Metals Ltd. (Japan)	4,600	70,652
IGO Ltd. (Australia)	6,035	18,000
Impala Platinum Holdings Ltd. (South Africa)	4,725	40,888
Industrias Penoles SAB de CV (Mexico)	857	13,815
JFE Holdings, Inc. (Japan)*	1,300	9,058
Kinross Gold Corp. (Canada)*	3,709	32,729
Kirkland Lake Gold Ltd. (Canada)	1,763	86,061
Lundin Mining Corp. (Chile)	6,233	34,780
Mitsui Mining & Smelting Co. Ltd. (Japan)	1,500	36,363
MMC Norilsk Nickel PJSC (Russia)	133	32,153
Newcrest Mining Ltd. (Australia)	2,217	49,655
Newmont Corp.	2,276	144,412
Nippon Steel Corp. (Japan)*	2,300	21,617
Norsk Hydro ASA (Norway)*	10,148	27,871
Northam Platinum Ltd. (South Africa)*	3,017	30,706
Northern Star Resources Ltd. (Australia)	8,366	81,925
Nucor Corp.	578	25,929
Osisko Gold Royalties Ltd. (Canada)	319	3,773
OZ Minerals Ltd. (Australia)	3,277	33,063
Pan American Silver Corp. (Canada)	562	18,069
Perseus Mining Ltd. (Australia)*	13,088	12,891
Polymetal International PLC (Russia)	898	19,711
Polyus PJSC (Russia)	106	22,239
POSCO (South Korea)	423	70,622
Regis Resources Ltd. (Australia)	395	1,421
Reliance Steel & Aluminum Co.	467	47,653
Rio Tinto PLC (Australia)	2,917	175,159
Sandstorm Gold Ltd. (Canada)*	170	1,435
Saracen Mineral Holdings Ltd. (Australia)*	647	2,410
Sibanye Stillwater Ltd. (South Africa)	7,935	21,766
South32 Ltd. (Australia)	102,597	151,149
Southern Copper Corp. (Peru)(a)	1,493	67,588
SSR Mining, Inc. (Canada)*	72	1,344
Steel Dynamics, Inc.	803	22,990
Sumitomo Metal Mining Co. Ltd. (Japan)	400	12,375
Teck Resources Ltd. (Canada) (Class B Stock)	990	13,781
	Shares	Value
Common Stocks (continued)
Metals & Mining (cont’d.)
thyssenkrupp AG (Germany)*	1,344	$ 6,760
Torex Gold Resources, Inc. (Canada)*	210	2,970
United States Steel Corp.	752	5,520
Vale SA (Brazil)	8,742	92,123
voestalpine AG (Austria)	503	13,243
Wheaton Precious Metals Corp. (Brazil)	1,315	64,518
Worthington Industries, Inc.	747	30,463
Yamana Gold, Inc. (Canada)	3,115	17,709
Zijin Mining Group Co. Ltd. (China) (Class H Stock)	30,000	19,216
		3,312,093
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp.	1,380	19,196
Annaly Capital Management, Inc.	3,938	28,038
Apollo Commercial Real Estate Finance, Inc.	2,015	18,155
Cherry Hill Mortgage Investment Corp.	1,168	10,489
Ellington Residential Mortgage REIT	841	9,335
Two Harbors Investment Corp.	2,000	10,180
		95,393
Multiline Retail — 0.5%
Dollar General Corp.	2,271	476,047
Dollar Tree, Inc.*	25	2,284
Lojas Renner SA (Brazil)	3,088	21,846
Next PLC (United Kingdom)	971	74,265
Pan Pacific International Holdings Corp. (Japan)	2,600	60,489
Ryohin Keikaku Co. Ltd. (Japan)	700	11,606
		646,537
Multi-Utilities — 0.8%
Ameren Corp.	2,660	210,353
Dominion Energy, Inc.	124	9,787
Engie SA (France)*	6,704	89,634
NiSource, Inc.	2,547	56,034
Public Service Enterprise Group, Inc.	2,765	151,826
Sempra Energy	5,596	662,343
		1,179,977
Oil, Gas & Consumable Fuels — 1.6%
Aker BP ASA (Norway)	738	11,621
Arch Resources, Inc.	399	16,950
BP PLC (United Kingdom), ADR	4,138	72,249
Cheniere Energy, Inc.*	199	9,208
Chevron Corp.	627	45,144
Concho Resources, Inc.	893	39,399
ConocoPhillips	1,345	44,170
Continental Resources, Inc.	1,093	13,422
Devon Energy Corp.	1,216	11,503
Diamondback Energy, Inc.	403	12,138
Enbridge, Inc. (Canada)	6,480	189,216
Eni SpA (Italy)	6,118	47,923
EOG Resources, Inc.	3,708	133,266
Equinor ASA (Norway)	2,964	42,118

A11

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Exxon Mobil Corp.	471	$ 16,169
Galp Energia SGPS SA (Portugal)	22,636	209,572
Hess Corp.	233	9,537
Kelt Exploration Ltd. (Canada)*(a)	3,427	3,680
Kosmos Energy Ltd. (Ghana)	12,217	11,919
Lundin Energy AB (Sweden)	3,556	70,811
Magnolia Oil & Gas Corp. (Class A Stock)*	1,516	7,838
Murphy Oil Corp.	1,507	13,442
Parsley Energy, Inc. (Class A Stock)	987	9,238
PDC Energy, Inc.*	1,551	19,225
Petronet LNG Ltd. (India)	8,832	26,447
Pioneer Natural Resources Co.	513	44,113
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	7,191	87,172
Seven Generations Energy Ltd. (Canada) (Class A Stock)*	15,912	42,900
SM Energy Co.	1,771	2,816
Targa Resources Corp.	1,671	23,444
TC Energy Corp. (Canada), (NYSE)	6,541	274,853
TC Energy Corp. (Canada), (XTSE)	1,595	66,960
TOTAL SE (France)	10,574	360,769
Williams Cos., Inc. (The)	13,023	255,902
World Fuel Services Corp.	620	13,138
WPX Energy, Inc.*	2,898	14,200
		2,272,472
Paper & Forest Products — 0.2%
Domtar Corp.	701	18,415
Louisiana-Pacific Corp.	861	25,408
Mercer International, Inc. (Germany)	1,939	12,798
Mondi PLC (United Kingdom)	2,917	61,447
Stora Enso OYJ (Finland) (Class R Stock)	827	12,923
Suzano SA (Brazil)*	2,247	18,153
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)*	1,231	17,778
UPM-Kymmene OYJ (Finland)	832	25,312
Verso Corp. (Class A Stock)	1,084	8,553
West Fraser Timber Co. Ltd. (Canada)	263	12,218
		213,005
Personal Products — 0.4%
Hengan International Group Co. Ltd. (China)	2,000	14,625
Kao Corp. (Japan)	600	44,927
LG Household & Health Care Ltd. (South Korea)	164	203,168
Medifast, Inc.	119	19,569
Unilever NV (United Kingdom)	4,099	247,243
USANA Health Sciences, Inc.*	152	11,195
		540,727
Pharmaceuticals — 2.4%
Aerie Pharmaceuticals, Inc.*	860	10,122
Astellas Pharma, Inc. (Japan)	7,200	107,280
	Shares	Value
Common Stocks (continued)
Pharmaceuticals (cont’d.)
AstraZeneca PLC (United Kingdom), ADR	3,732	$ 204,514
Bausch Health Cos., Inc.*	4,653	72,308
Bayer AG (Germany)	4,252	261,844
Corcept Therapeutics, Inc.*	1,244	21,652
CSPC Pharmaceutical Group Ltd. (China)	12,000	23,513
Daiichi Sankyo Co. Ltd. (Japan)	1,800	55,234
Durect Corp.*	3,908	6,683
Elanco Animal Health, Inc.*	3,560	99,431
Eli Lilly & Co.	688	101,838
Endo International PLC*	1,287	4,247
GlaxoSmithKline PLC (United Kingdom), ADR	4,612	173,596
Horizon Therapeutics PLC*	524	40,704
Jiangsu Hengrui Medicine Co. Ltd. (China) (Class A Stock)	1,100	14,650
Johnson & Johnson	1,290	192,055
Laboratorios Farmaceuticos Rovi SA (Spain)*	940	34,806
Lipocine, Inc.*	5,264	7,422
Merck & Co., Inc.	781	64,784
MyoKardia, Inc.*	235	32,037
Novartis AG (Switzerland)	2,539	220,108
Otsuka Holdings Co. Ltd. (Japan)	5,900	249,725
Pfizer, Inc.	4,879	179,059
Reata Pharmaceuticals, Inc. (Class A Stock)*	103	10,034
Recro Pharma, Inc.*	243	510
Roche Holding AG (Switzerland)	1,138	389,816
Royalty Pharma PLC (Class A Stock)	656	27,598
Sanofi (France)	1,408	140,771
Sino Biopharmaceutical Ltd. (Hong Kong)	20,500	22,583
Supernus Pharmaceuticals, Inc.*	1,105	23,028
Takeda Pharmaceutical Co. Ltd. (Japan)	9,509	339,307
Torrent Pharmaceuticals Ltd. (India)	719	27,397
Zoetis, Inc.	1,611	266,411
		3,425,067
Professional Services — 0.7%
Adecco Group AG (Switzerland)	828	43,568
Boa Vista Servicos SA (Brazil)*	4,426	11,436
CBIZ, Inc.*	772	17,656
Clarivate PLC (United Kingdom)*	1,553	48,127
CoStar Group, Inc.*	253	214,673
DKSH Holding AG (Switzerland)	366	25,477
en-japan, Inc. (Japan)	900	22,679
Equifax, Inc.	1,416	222,170
FTI Consulting, Inc.*	526	55,740
HeadHunter Group PLC (Russia), ADR	600	14,688
IHS Markit Ltd.	52	4,083
Insperity, Inc.	254	16,634
Intertrust NV (Netherlands), 144A	971	16,575
Korn Ferry	931	26,999
ManpowerGroup, Inc.	342	25,079
Outsourcing, Inc. (Japan)	4,500	41,861

A12

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Professional Services (cont’d.)
Persol Holdings Co. Ltd. (Japan)	9,000	$ 146,496
TeamLease Services Ltd. (India)*	399	11,951
TransUnion	420	35,335
		1,001,227
Real Estate Management & Development — 0.5%
Aedas Homes SA (Spain), 144A*	835	17,983
Altus Group Ltd. (Canada)	770	31,996
Deutsche Wohnen SE (Germany)	883	44,149
Fabege AB (Sweden)	1,537	21,321
Grainger PLC (United Kingdom)	3,480	13,319
Hang Lung Properties Ltd. (Hong Kong)	13,000	33,142
Heiwa Real Estate Co. Ltd. (Japan)	1,300	35,901
Hongkong Land Holdings Ltd. (Hong Kong)	15,600	58,129
Iguatemi Empresa de Shopping Centers SA (Brazil)	1,600	8,761
Instone Real Estate Group AG (Germany), 144A*	808	18,770
Jones Lang LaSalle, Inc.	156	14,923
Kojamo OYJ (Finland)	1,177	25,299
Mitsubishi Estate Co. Ltd. (Japan)	5,400	81,394
Mitsui Fudosan Co. Ltd. (Japan)	6,200	107,667
PSP Swiss Property AG (Switzerland)	270	32,712
Realogy Holdings Corp.*	1,479	13,962
Redfin Corp.*	400	19,972
Shurgard Self Storage SA (Belgium)	576	25,084
Sun Hung Kai Properties Ltd. (Hong Kong)	4,500	57,783
Tokyo Tatemono Co. Ltd. (Japan)	1,500	18,321
		680,588
Road & Rail — 0.7%
Canadian Pacific Railway Ltd. (Canada)	88	26,790
J.B. Hunt Transport Services, Inc.	806	101,862
Kansas City Southern	85	15,371
Lyft, Inc. (Class A Stock)*	408	11,240
Norfolk Southern Corp.	1,419	303,652
PAM Transportation Services, Inc.*	334	12,559
Uber Technologies, Inc.*(a)	2,500	91,200
Union Pacific Corp.	2,490	490,206
		1,052,880
Semiconductors & Semiconductor Equipment — 4.5%
Advanced Micro Devices, Inc.*	2,230	182,838
AIXTRON SE (Germany)*	3,533	42,506
ams AG (Austria)*	1,361	30,974
Analog Devices, Inc.	715	83,469
Applied Materials, Inc.	7,583	450,809
ASML Holding NV (Netherlands), (BATE)	806	297,256
ASML Holding NV (Netherlands), (XNGS)	223	82,347
Broadcom, Inc.	838	305,300
Cabot Microelectronics Corp.	241	34,417
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Cirrus Logic, Inc.*	459	$ 30,960
Cree, Inc.*	501	31,934
Disco Corp. (Japan)	300	72,954
Enphase Energy, Inc.*(a)	304	25,107
Entegris, Inc.	278	20,667
Infineon Technologies AG (Germany)	2,630	73,966
IQE PLC (United Kingdom)*	32,494	21,338
KLA Corp.	12	2,325
Lam Research Corp.	200	66,350
Marvell Technology Group Ltd.	4,753	188,694
Maxim Integrated Products, Inc.	1,667	112,706
MediaTek, Inc. (Taiwan)	1,000	21,164
Microchip Technology, Inc.	917	94,231
Micron Technology, Inc.*	5,014	235,457
MKS Instruments, Inc.	273	29,820
Monolithic Power Systems, Inc.	168	46,975
NVIDIA Corp.	1,082	585,600
NXP Semiconductors NV (Netherlands)	5,547	692,321
QUALCOMM, Inc.	7,086	833,881
QuickLogic Corp.*	285	886
Silergy Corp. (China)	1,000	59,404
Silicon Laboratories, Inc.*	305	29,844
SK Hynix, Inc. (South Korea)	708	50,742
SolarEdge Technologies, Inc.*	169	40,281
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	58,000	876,247
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	350	28,375
Texas Instruments, Inc.	4,004	571,731
Tokyo Electron Ltd. (Japan)	300	78,265
Universal Display Corp.	144	26,027
Vanguard International Semiconductor Corp. (Taiwan)	5,000	16,715
		6,474,883
Software — 4.9%
2U, Inc.*	427	14,458
Aspen Technology, Inc.*	306	38,737
Atlassian Corp. PLC (Class A Stock)*	186	33,813
AudioEye, Inc.*	360	5,251
CDK Global, Inc.	821	35,787
Cerence, Inc.*	142	6,940
Ceridian HCM Holding, Inc.*	376	31,076
Cloudflare, Inc. (Class A Stock)*	219	8,992
Cornerstone OnDemand, Inc.*	828	30,106
Coupa Software, Inc.*(a)	222	60,881
Crowdstrike Holdings, Inc. (Class A Stock)*	262	35,978
Datadog, Inc. (Class A Stock)*	300	30,648
Descartes Systems Group, Inc. (The) (Canada)*	520	29,621
Digital Turbine, Inc.*	230	7,530
DocuSign, Inc.*	791	170,255
Dropbox, Inc. (Class A Stock)*	1,200	23,112
Envestnet, Inc.*	438	33,796
Everbridge, Inc.*	181	22,757
First Derivatives PLC (United Kingdom)	791	33,700
Five9, Inc.*	368	47,722

A13

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Guidewire Software, Inc.*	334	$ 34,826
HubSpot, Inc.*	129	37,698
Intuit, Inc.	1,141	372,206
J2 Global, Inc.*	406	28,103
Lightspeed POS, Inc. (Canada)*	503	16,115
Manhattan Associates, Inc.*	364	34,758
Microsoft Corp.	13,879	2,919,170
Netcompany Group A/S (Denmark), 144A*	443	36,666
New Relic, Inc.*	414	23,333
Nutanix, Inc. (Class A Stock)*	575	12,754
Palo Alto Networks, Inc.*	258	63,145
Paycom Software, Inc.*	97	30,196
Paylocity Holding Corp.*	110	17,756
Proofpoint, Inc.*	201	21,216
PTC, Inc.*	400	33,088
RealPage, Inc.*	918	52,914
RingCentral, Inc. (Class A Stock)*	210	57,668
salesforce.com, Inc.*	1,792	450,365
Sansan, Inc. (Japan)*	300	19,359
SAP SE (Germany)	1,223	190,064
ServiceNow, Inc.*	945	458,325
Slack Technologies, Inc. (Class A Stock)*	300	8,058
Smartsheet, Inc. (Class A Stock)*	223	11,021
Splunk, Inc.*	1,283	241,371
SS&C Technologies Holdings, Inc.	343	20,758
Synopsys, Inc.*	1,329	284,379
TeamViewer AG (Germany), 144A*	1,219	60,167
Temenos AG (Switzerland)	416	55,948
Trade Desk, Inc. (The) (Class A Stock)*	92	47,728
Veritone, Inc.*	744	6,815
VMware, Inc. (Class A Stock)*	162	23,275
WANdisco PLC (United Kingdom)*	1,170	6,899
Workday, Inc. (Class A Stock)*(a)	1,073	230,834
Xero Ltd. (New Zealand)*	258	18,829
Zendesk, Inc.*	513	52,798
Zoom Video Communications, Inc. (Class A Stock)*(a)	637	299,460
Zscaler, Inc.*	141	19,837
		6,999,062
Specialty Retail — 1.0%
American Eagle Outfitters, Inc.	1,197	17,727
Burlington Stores, Inc.*	193	39,775
Carvana Co.*	328	73,164
Dick’s Sporting Goods, Inc.	542	31,371
Five Below, Inc.*	211	26,797
Grupo SBF SA (Brazil)*	1,700	7,680
Hikari Tsushin, Inc. (Japan)	100	23,783
Home Depot, Inc. (The)	1,016	282,153
Lowe’s Cos., Inc.	86	14,264
Michaels Cos., Inc. (The)*	1,484	14,328
Nextage Co. Ltd. (Japan)	3,000	32,691
O’Reilly Automotive, Inc.*	245	112,965
RH*	69	26,401
Ross Stores, Inc.	4,952	462,121
SMCP SA (France), 144A*	1,502	6,796
	Shares	Value
Common Stocks (continued)
Specialty Retail (cont’d.)
TJX Cos., Inc. (The)	1,828	$ 101,728
Tractor Supply Co.	516	73,963
Ulta Beauty, Inc.*	108	24,190
VT Holdings Co. Ltd. (Japan)	2,200	8,506
Watches of Switzerland Group PLC (United Kingdom), 144A*	3,944	17,160
Yellow Hat Ltd. (Japan)	1,200	20,080
Zhongsheng Group Holdings Ltd. (China)	3,500	22,082
Zumiez, Inc.*	930	25,873
		1,465,598
Technology Hardware, Storage & Peripherals — 2.0%
Apple, Inc.	18,254	2,113,996
Dell Technologies, Inc. (Class C Stock)*	163	11,033
NCR Corp.*	1,255	27,786
Samsung Electronics Co. Ltd. (South Korea)	13,781	685,145
Wiwynn Corp. (Taiwan)	1,000	22,828
		2,860,788
Textiles, Apparel & Luxury Goods — 0.6%
Asics Corp. (Japan)	3,600	50,361
Brunello Cucinelli SpA (Italy)*	360	11,021
Burberry Group PLC (United Kingdom)	3,380	67,545
Carter’s, Inc.	293	25,368
EssilorLuxottica SA (France)*	1,042	141,720
Forward Industries, Inc.*	8,543	11,875
Li Ning Co. Ltd. (China)	5,500	25,855
Lululemon Athletica, Inc.*	594	195,646
Luthai Textile Co. Ltd. (China) (Class B Stock)	2,919	1,505
LVMH Moet Hennessy Louis Vuitton SE (France)	73	34,137
NIKE, Inc. (Class B Stock)	1,404	176,258
Skechers U.S.A., Inc. (Class A Stock)*	844	25,506
Wolverine World Wide, Inc.	1,029	26,590
		793,387
Thrifts & Mortgage Finance — 0.2%
Aruhi Corp. (Japan)	700	12,305
Home Federal Bancorp, Inc.	559	12,857
Housing Development Finance Corp. Ltd. (India)	10,193	241,051
MGIC Investment Corp.	2,521	22,336
New York Community Bancorp, Inc.	1,818	15,035
Waterstone Financial, Inc.	1,374	21,283
		324,867
Tobacco — 0.5%
British American Tobacco PLC (United Kingdom)	2,094	75,157
Imperial Brands PLC (United Kingdom)	3,285	57,961
Japan Tobacco, Inc. (Japan)	3,400	62,015
Philip Morris International, Inc.	6,720	503,933
		699,066

A14

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Trading Companies & Distributors — 0.3%
Ashtead Group PLC (United Kingdom)	1,264	$ 45,463
Beacon Roofing Supply, Inc.*	433	13,453
Brenntag AG (Germany)	256	16,256
Hanwa Co. Ltd. (Japan)	800	15,982
HD Supply Holdings, Inc.*	825	34,023
Herc Holdings, Inc.*	731	28,955
Howden Joinery Group PLC (United Kingdom)	2,225	16,922
IMCD NV (Netherlands)	335	39,864
NOW, Inc.*	3,753	17,039
SiteOne Landscape Supply, Inc.*	221	26,951
Sumitomo Corp. (Japan)	6,300	75,524
Toromont Industries Ltd. (Canada)	209	12,507
United Rentals, Inc.*(a)	717	125,116
Watsco, Inc.	142	33,070
		501,125
Transportation Infrastructure — 0.0%
Airports of Thailand PCL (Thailand)	8,600	15,379
Grupo Aeroportuario del Sureste SAB de CV (Mexico), ADR*	166	19,261
Macquarie Infrastructure Corp.	625	16,806
Shanghai International Airport Co. Ltd. (China) (Class A Stock)	1,600	16,295
		67,741
Water Utilities — 0.1%
American States Water Co.	369	27,656
American Water Works Co., Inc.	578	83,741
California Water Service Group	569	24,723
York Water Co. (The)	489	20,670
		156,790
Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc.*	618	70,675
Vodafone Group PLC (United Kingdom)	66,114	87,846
		158,521

Total Common Stocks (cost $93,086,430)		108,280,900
Preferred Stocks — 0.3%
Automobiles — 0.1%
Volkswagen AG (Germany) (PRFC)*	479	76,931
Banks — 0.1%
Itau Unibanco Holding SA (Brazil) (PRFC)	23,141	93,208
Electric Utilities — 0.1%
American Electric Power Co., Inc., CVT, 6.125%(a)	508	24,643
NextEra Energy, Inc., CVT, 5.279%	707	33,003
Southern Co. (The), CVT, 6.750%	1,386	64,504
		122,150
Health Care Equipment & Supplies — 0.0%
Sartorius AG (Germany) (PRFC)	46	18,890
	Shares	Value

Preferred Stocks (continued)
Machinery — 0.0%
Marcopolo SA (Brazil) (PRFC)	20,700	$ 9,842
Metals & Mining — 0.0%
Gerdau SA (Brazil) (PRFC)	2,808	10,445
Multi-Utilities — 0.0%
Sempra Energy, Series B, CVT, 6.750%	172	16,858
Technology Hardware, Storage & Peripherals — 0.0%
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	1,065	45,884

Total Preferred Stocks (cost $424,756)		394,208
Unaffiliated Funds** — 9.1%
T. Rowe Price Emerging Markets Bond Fund	404,330	4,378,888
T. Rowe Price Institutional Floating Rate Fund	449,530	4,261,544
T. Rowe Price Institutional High Yield Fund	522,119	4,411,908

Total Unaffiliated Funds (cost $13,106,203)		13,052,340

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 0.2%
Automobiles — 0.1%
Avis Budget Rental Car Funding AESOP LLC,
Series 2019-01A, Class A, 144A
3.450%	03/20/23	100	102,327
CarMax Auto Owner Trust,
Series 2017-04, Class A3
2.110%	10/17/22	2	1,832
Series 2020-01, Class B
2.210%	09/15/25	15	15,592
Drive Auto Receivables Trust,
Series 2020-01, Class C
2.360%	03/16/26	10	10,245
Exeter Automobile Receivables Trust,
Series 2020-01A, Class B, 144A
2.260%	04/15/24	10	10,149
GM Financial Consumer Automobile Receivables Trust,
Series 2018-02, Class A3
2.810%	12/16/22	9	9,567
Hyundai Auto Receivables Trust,
Series 2018-A, Class A3
2.790%	07/15/22	3	2,788
Santander Retail Auto Lease Trust,
Series 2019-A, Class A3, 144A
2.770%	06/20/22	20	20,392
			172,892

A15

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Credit Cards — 0.0%
Synchrony Credit Card Master Note Trust,
Series 2017-02, Class A
2.620%	10/15/25	10	$ 10,405
Equipment — 0.0%
CNH Equipment Trust,
Series 2017-C, Class A3
2.080%	02/15/23	2	2,103
Series 2019-C, Class B
2.350%	04/15/27	20	20,362
			22,465
Other — 0.1%
Jimmy Johns Funding LLC,
Series 2017-01A, Class A2I, 144A
3.610%	07/30/47	24	24,556
Sonic Capital LLC,
Series 2018-01A, Class A2, 144A
4.026%	02/20/48	49	50,952
Wendy’s Funding LLC,
Series 2018-01A, Class A2I, 144A
3.573%	03/15/48	49	50,259
			125,767

Total Asset-Backed Securities (cost $323,060)			331,529
Commercial Mortgage-Backed Securities — 0.2%
Ashford Hospitality Trust,
Series 2018-ASHF, Class A, 144A, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
1.052%(c)	04/15/35	15	14,443
BANK,
Series 2017-BNK08, Class B
4.063%(cc)	11/15/50	15	16,682
Series 2020-BN25, Class B
3.043%(cc)	01/15/63	10	10,689
Barclays Commercial Mortgage Trust,
Series 2018-C02, Class A5
4.314%	12/15/51	15	17,911
Series 2019-BWAY, Class D, 144A, 1 Month LIBOR + 2.160% (Cap N/A, Floor 2.160%)
2.312%(c)	11/25/34	10	9,253
CD Mortgage Trust,
Series 2016-CD2, Class A4
3.526%(cc)	11/10/49	10	11,250
Citigroup Commercial Mortgage Trust,
Series 2015-GC33, Class A4
3.778%	09/10/58	10	11,190
Commercial Mortgage Trust,
Series 2015-CR24, Class A5
3.696%	08/10/48	10	11,188
Series 2015-LC21, Class A4
3.708%	07/10/48	10	11,058
FHLMC Multifamily Structured Pass-Through Certificates,
Series K068, Class A1
2.952%	02/25/27	9	9,463
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Great Wolf Trust,
Series 2019-WOLF, Class A, 144A, 1 Month LIBOR + 1.034% (Cap N/A, Floor 1.034%)
1.186%(c)	12/15/36	10	$ 9,643
Series 2019-WOLF, Class C, 144A, 1 Month LIBOR + 1.633% (Cap N/A, Floor 1.633%)
1.785%(c)	12/15/36	10	9,248
GS Mortgage Securities Trust,
Series 2015-GC32, Class A4
3.764%	07/10/48	10	11,138
Series 2018-GS09, Class A4
3.992%(cc)	03/10/51	10	11,659
Series 2019-GSA01, Class B
3.511%	11/10/52	16	16,847
Series 2020-GC45, Class A5
2.911%	02/13/53	15	16,764
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C30, Class A5
3.822%	07/15/48	10	11,227
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C17, Class B
4.464%(cc)	08/15/47	10	10,547
Series 2015-C24, Class AS
4.036%(cc)	05/15/48	10	11,083
Series 2015-C27, Class AS
4.068%	12/15/47	15	16,680
Morgan Stanley Capital I Trust,
Series 2018-H04, Class A4
4.310%	12/15/51	10	11,930
Series 2019-MEAD, Class D, 144A
3.283%(cc)	11/10/36	10	8,124
Wells Fargo Commercial Mortgage Trust,
Series 2015-C30, Class A4
3.664%	09/15/58	10	11,150
Series 2015-NXS02, Class A5
3.767%(cc)	07/15/58	10	11,116
WFRBS Commercial Mortgage Trust,
Series 2014-C20, Class AS
4.176%	05/15/47	10	10,858

Total Commercial Mortgage-Backed Securities (cost $288,474)			301,141
Corporate Bonds — 2.4%
Advertising — 0.1%
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
3.500%	10/01/20	5	5,000
3.750%	02/15/23	10	10,666
Omnicom Group, Inc./Omnicom Capital, Inc.,
Sr. Unsec’d. Notes
3.600%	04/15/26	10	11,266
3.650%	11/01/24	5	5,503

A16

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Advertising (cont’d.)
WPP Finance 2010 (United Kingdom),
Gtd. Notes
3.625%	09/07/22	25	$ 26,281
			58,716
Aerospace & Defense — 0.0%
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
4.854%	04/27/35	10	13,071
Agriculture — 0.0%
Altria Group, Inc.,
Gtd. Notes
3.490%	02/14/22	20	20,791
Airlines — 0.0%
American Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.700%	04/01/28	3	2,914
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28	8	6,187
American Airlines 2019-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.150%	08/15/33	24	22,746
United Airlines 2018-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.700%	09/01/31	27	21,926
			53,773
Auto Manufacturers — 0.1%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A
2.950%	04/14/22	25	25,920
General Motors Co.,
Sr. Unsec’d. Notes
4.000%	04/01/25	5	5,373
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
4.200%	11/06/21	35	36,110
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A, MTN
3.450%	03/12/21	20	20,215
Nissan Motor Acceptance Corp.,
Sr. Unsec’d. Notes, 144A
3.650%	09/21/21	10	10,197
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN
2.650%	05/10/22	25	25,897
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
2.950%	04/13/21	30	30,422
			154,134
Banks — 0.4%
Bank of America Corp.,
Sr. Unsec’d. Notes
2.592%(ff)	04/29/31	50	52,897
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, MTN
4.244%(ff)	04/24/38	20	$ 24,320
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, Series D, MTN
3.100%	04/13/21	25	25,368
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.887%(ff)	01/10/28	35	39,597
Sub. Notes
4.450%	09/29/27	10	11,581
4.600%	03/09/26	10	11,419
Fifth Third Bancorp,
Sr. Unsec’d. Notes
1.625%	05/05/23	15	15,381
Sub. Notes
4.300%	01/16/24	10	11,045
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.000%	04/26/22	40	40,577
3.500%	01/23/25	15	16,422
3.850%	01/26/27	10	11,237
Sub. Notes
5.150%	05/22/45	5	6,523
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.882%(ff)	07/24/38	20	23,533
Sub. Notes
2.956%(ff)	05/13/31	15	16,058
3.375%	05/01/23	50	53,170
KeyCorp,
Sr. Unsec’d. Notes, MTN
2.250%	04/06/27	25	26,471
M&T Bank Corp.,
Sr. Unsec’d. Notes
3.550%	07/26/23	25	27,118
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
3.125%	01/23/23	15	15,860
Sr. Unsec’d. Notes, MTN
3.971%(ff)	07/22/38	15	17,740
4.300%	01/27/45	5	6,326
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
3.300%	03/08/22	15	15,587
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN
1.150%	06/12/25	35	35,535
Truist Bank,
Sr. Unsec’d. Notes
3.502%(ff)	08/02/22	20	20,497
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
1.950%	06/05/30	10	10,321
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.069%	01/24/23	55	56,734

A17

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, MTN
3.500%	03/08/22	10	$ 10,431
			601,748
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.900%	02/01/46	10	12,252
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.150%	01/23/25	50	56,487
Keurig Dr. Pepper, Inc.,
Gtd. Notes
3.551%	05/25/21	15	15,305
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.100%	07/17/22	5	5,228
			89,272
Biotechnology — 0.0%
Biogen, Inc.,
Sr. Unsec’d. Notes
2.250%	05/01/30	40	40,874
3.625%	09/15/22	5	5,304
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
3.250%	09/01/22	5	5,237
			51,415
Building Materials — 0.0%
Boral Finance Pty Ltd. (Australia),
Gtd. Notes, 144A
3.000%	11/01/22	2	2,038
Chemicals — 0.0%
Air Products & Chemicals, Inc.,
Sr. Unsec’d. Notes
1.500%	10/15/25	5	5,182
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
3.150%	05/15/24	10	10,754
Ecolab, Inc.,
Sr. Unsec’d. Notes
3.250%	12/01/27	5	5,653
			21,589
Commercial Services — 0.1%
George Washington University (The),
Unsec’d. Notes
4.300%	09/15/44	5	6,109
Northwestern University,
Unsec’d. Notes
2.640%	12/01/50	20	20,970
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
2.400%	10/01/24	30	31,838
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
RELX Capital, Inc. (United Kingdom),
Gtd. Notes
3.000%	05/22/30	10	$ 10,935
3.500%	03/16/23	5	5,317
Transurban Finance Co. Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
4.125%	02/02/26	5	5,580
			80,749
Computers — 0.0%
Apple, Inc.,
Sr. Unsec’d. Notes
1.650%	05/11/30	15	15,504
3.200%	05/13/25	25	27,900
			43,404
Diversified Financial Services — 0.1%
Air Lease Corp.,
Sr. Unsec’d. Notes
2.500%	03/01/21	10	10,064
3.500%	01/15/22	5	5,129
3.625%	04/01/27	5	4,942
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
3.950%	07/01/24	5	4,779
5.250%	05/15/24	20	20,032
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.200%	01/30/23	25	26,394
3.650%	05/11/27	20	22,131
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25	5	5,453
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
3.450%	09/21/23	25	27,027
Raymond James Financial, Inc.,
Sr. Unsec’d. Notes
3.625%	09/15/26	5	5,744
Visa, Inc.,
Sr. Unsec’d. Notes
2.150%	09/15/22	15	15,520
Western Union Co. (The),
Sr. Unsec’d. Notes
2.850%	01/10/25	5	5,274
			152,489
Electric — 0.1%
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.450%	06/01/45	10	12,106
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
3.800%	07/15/48	15	17,393

A18

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Eversource Energy,
Sr. Unsec’d. Notes, Series M
3.300%	01/15/28	5	$ 5,589
Sr. Unsec’d. Notes, Series N
3.800%	12/01/23	10	10,969
Exelon Corp.,
Sr. Unsec’d. Notes
3.400%	04/15/26	25	27,920
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series C
7.375%	11/15/31	10	14,004
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25	10	11,126
ITC Holdings Corp.,
Sr. Unsec’d. Notes
2.700%	11/15/22	15	15,643
Kentucky Utilities Co.,
First Mortgage
4.375%	10/01/45	10	12,512
National Rural Utilities Cooperative Finance Corp.,
Sr. Unsec’d. Notes, MTN
2.900%	03/15/21	20	20,240
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27	10	9,688
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	10	10,651
			167,841
Electronics — 0.0%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
3.875%	07/15/23	10	10,838
Keysight Technologies, Inc.,
Sr. Unsec’d. Notes
4.550%	10/30/24	15	16,925
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.950%	09/15/29	5	5,489
3.800%	12/15/26	15	17,297
			50,549
Environmental Control — 0.0%
Republic Services, Inc.,
Sr. Unsec’d. Notes
2.500%	08/15/24	15	15,965
3.375%	11/15/27	5	5,679
			21,644
Forest Products & Paper — 0.0%
International Paper Co.,
Sr. Unsec’d. Notes
5.000%	09/15/35	10	12,897
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Gas — 0.0%
NiSource, Inc.,
Sr. Unsec’d. Notes
3.490%	05/15/27	10	$ 11,152
3.950%	03/30/48	15	17,492
			28,644
Healthcare-Products — 0.0%
Abbott Laboratories,
Sr. Unsec’d. Notes
1.150%	01/30/28	20	20,148
Healthcare-Services — 0.2%
AHS Hospital Corp.,
Unsec’d. Notes
5.024%	07/01/45	5	6,693
Anthem, Inc.,
Sr. Unsec’d. Notes
2.500%	11/21/20	5	5,014
4.650%	01/15/43	15	18,874
Centra Health, Inc.,
Unsec’d. Notes
4.700%	01/01/48	25	31,422
CommonSpirit Health,
Sec’d. Notes
2.950%	11/01/22	10	10,427
Sr. Sec’d. Notes
2.760%	10/01/24	15	15,736
Hackensack Meridian Health, Inc.,
Sec’d. Notes
4.211%	07/01/48	20	24,252
HCA, Inc.,
Sr. Sec’d. Notes
4.125%	06/15/29	20	22,607
Indiana University Health, Inc. Obligated Group,
Sec’d. Notes
3.970%	11/01/48	15	19,234
MedStar Health, Inc.,
Sec’d. Notes
3.626%	08/15/49	20	22,069
Trinity Health Corp.,
Sec’d. Notes
4.125%	12/01/45	5	6,074
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30	10	10,447
3.750%	07/15/25	5	5,705
			198,554
Insurance — 0.1%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.300%	03/01/21	5	5,048
3.400%	06/30/30	30	33,191
Aon Corp.,
Gtd. Notes
2.200%	11/15/22	15	15,522

A19

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
Aon PLC,
Gtd. Notes
3.875%	12/15/25	5	$ 5,718
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
2.750%	03/15/23	15	15,798
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.250%	11/15/30	10	10,481
3.300%	03/14/23	5	5,304
3.500%	06/03/24	10	10,930
4.350%	01/30/47	5	6,439
New York Life Global Funding,
Sec’d. Notes, 144A
1.100%	05/05/23	5	5,082
Principal Financial Group, Inc.,
Gtd. Notes
2.125%	06/15/30	20	20,699
3.400%	05/15/25	10	11,086
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	20	23,577
			168,875
Internet — 0.0%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.800%	08/22/24	5	5,418
3.875%	08/22/37	10	12,450
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
3.650%	03/15/25	5	5,513
			23,381
Iron/Steel — 0.0%
Nucor Corp.,
Sr. Unsec’d. Notes
2.700%	06/01/30	10	10,731
3.950%	05/01/28	15	17,489
			28,220
Machinery-Diversified — 0.0%
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
2.350%	01/08/21	15	15,085
Media — 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.908%	07/23/25	10	11,544
Comcast Corp.,
Gtd. Notes
3.950%	10/15/25	50	57,338
Thomson Reuters Corp. (Canada),
Sr. Unsec’d. Notes
3.350%	05/15/26	5	5,501
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.000%	09/01/21	10	$ 10,209
Walt Disney Co. (The),
Gtd. Notes
3.800%	03/22/30	50	59,186
			143,778
Miscellaneous Manufacturing — 0.0%
General Electric Co.,
Sr. Unsec’d. Notes, GMTN
3.100%	01/09/23	15	15,737
Multi-National — 0.0%
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes
1.625%	12/15/20	10	10,029
Oil & Gas — 0.2%
BP Capital Markets America, Inc.,
Gtd. Notes
3.410%	02/11/26	25	27,895
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
2.950%	07/15/30	20	20,145
Chevron Corp.,
Sr. Unsec’d. Notes
1.995%	05/11/27	10	10,583
Concho Resources, Inc.,
Gtd. Notes
3.750%	10/01/27	5	5,399
Diamondback Energy, Inc.,
Gtd. Notes
2.875%	12/01/24	30	30,370
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.900%	08/15/24	15	12,730
3.400%	04/15/26	10	7,997
Shell International Finance BV (Netherlands),
Gtd. Notes
3.250%	05/11/25	10	11,064
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.100%	05/15/25	10	10,756
Total Capital International SA (France),
Gtd. Notes
2.434%	01/10/25	30	31,925
Woodside Finance Ltd. (Australia),
Gtd. Notes, 144A
3.700%	03/15/28	10	10,616
4.500%	03/04/29	20	22,396
			201,876
Packaging & Containers — 0.0%
Packaging Corp. of America,
Sr. Unsec’d. Notes
3.650%	09/15/24	5	5,478

A20

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals — 0.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.600%	05/14/25	10	$ 11,081
4.500%	05/14/35	10	12,141
Sr. Unsec’d. Notes, 144A
2.950%	11/21/26	10	10,890
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
2.823%	05/20/30	20	21,571
3.700%	06/06/27	17	19,272
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.900%	07/26/24	20	21,665
3.550%	08/15/22	10	10,589
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
3.410%	06/15/27	15	16,698
3.750%	09/15/25	5	5,605
Cigna Corp.,
Gtd. Notes
3.750%	07/15/23	17	18,392
CVS Health Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/29	50	55,039
3.500%	07/20/22	5	5,244
Elanco Animal Health, Inc.,
Sr. Unsec’d. Notes
4.912%	08/27/21	2	2,052
Express Scripts Holding Co.,
Gtd. Notes
2.600%	11/30/20	20	20,069
Zoetis, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30	35	36,139
			266,447
Pipelines — 0.1%
Boardwalk Pipelines LP,
Gtd. Notes
4.950%	12/15/24	5	5,485
Cameron LNG LLC,
Sr. Sec’d. Notes, 144A
2.902%	07/15/31	10	10,994
3.701%	01/15/39	5	5,621
Energy Transfer Operating LP,
Gtd. Notes
5.250%	04/15/29	10	10,755
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
4.350%	07/15/25	5	5,685
MPLX LP,
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.100%
1.342%(c)	09/09/22	20	19,992
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.600%	11/01/24	5	5,149
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28	10	$ 10,852
Sr. Sec’d. Notes, 144A
4.500%	05/15/30	5	5,627
Spectra Energy Partners LP,
Gtd. Notes
3.375%	10/15/26	15	16,457
			96,617
Real Estate Investment Trusts (REITs) — 0.2%
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.625%	11/15/27	35	37,179
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.850%	02/01/25	5	5,360
3.900%	03/15/27	5	5,252
4.050%	07/01/30	5	5,353
Crown Castle International Corp.,
Sr. Unsec’d. Notes
3.700%	06/15/26	10	11,150
4.750%	05/15/47	5	6,154
Essex Portfolio LP,
Gtd. Notes
2.650%	03/15/32	15	15,808
3.000%	01/15/30	5	5,382
Federal Realty Investment Trust,
Sr. Unsec’d. Notes
2.550%	01/15/21	10	10,035
Healthcare Realty Trust, Inc.,
Sr. Unsec’d. Notes
3.625%	01/15/28	10	10,982
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes
2.875%	01/15/31	5	5,301
Kilroy Realty LP,
Gtd. Notes
3.450%	12/15/24	5	5,278
4.250%	08/15/29	5	5,639
4.375%	10/01/25	5	5,524
Kimco Realty Corp.,
Sr. Unsec’d. Notes
3.400%	11/01/22	5	5,271
Life Storage LP,
Gtd. Notes
4.000%	06/15/29	15	17,018
Prologis LP,
Sr. Unsec’d. Notes
2.125%	04/15/27	5	5,317
Simon Property Group LP,
Sr. Unsec’d. Notes
3.375%	10/01/24	5	5,403
VEREIT Operating Partnership LP,
Gtd. Notes
4.625%	11/01/25	20	22,067

A21

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
WP Carey, Inc.,
Sr. Unsec’d. Notes
3.850%	07/15/29	20	$ 21,550
			211,023
Retail — 0.1%
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.125%	04/21/26	5	5,490
3.750%	06/01/27	15	17,152
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.500%	04/15/27	50	54,418
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
3.600%	09/01/27	20	22,734
QVC, Inc.,
Sr. Sec’d. Notes
4.850%	04/01/24	5	5,226
			105,020
Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
2.200%	01/15/21	20	20,089
Micron Technology, Inc.,
Sr. Unsec’d. Notes
4.185%	02/15/27	10	11,362
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands),
Gtd. Notes, 144A
3.150%	05/01/27	5	5,407
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
2.150%	05/20/30	25	26,164
3.250%	05/20/27	12	13,448
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
1.750%	05/04/30	15	15,455
			91,925
Software — 0.1%
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.200%	07/01/26	10	11,109
Microsoft Corp.,
Sr. Unsec’d. Notes
4.200%	11/03/35	60	78,845
Oracle Corp.,
Sr. Unsec’d. Notes
2.400%	09/15/23	25	26,293
			116,247
Telecommunications — 0.0%
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.625%	08/15/26	45	49,166
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.,
Sr. Unsec’d. Notes
3.000%	11/19/24	15	$ 15,907
Transportation — 0.0%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.050%	09/01/22	10	10,456
4.150%	04/01/45	10	12,510
Kansas City Southern,
Gtd. Notes
2.875%	11/15/29	5	5,297
			28,263
Trucking & Leasing — 0.0%
GATX Corp.,
Sr. Unsec’d. Notes
3.500%	03/15/28	15	16,371

Total Corporate Bonds (cost $3,218,152)			3,452,911
Municipal Bonds — 0.1%
California — 0.0%
State of California,
General Obligation Unlimited, Taxable, BABs
7.625%	03/01/40	5	8,676
University of California,
Taxable, Revenue Bonds, Series J
4.131%	05/15/45	5	5,991
			14,667
Florida — 0.1%
Country of Miami-Dade Water & Sewer System,
Taxable, Revenue Bonds, Series C
3.490%	10/01/42	5	5,359
County of Miami-Dade Transit System,
Revenue Bonds, BABs, Series B
5.624%	07/01/40	10	14,116
Florida Development Finance Corp.,
Taxable, Revenue Bonds, Series B
4.109%	04/01/50	40	40,139
State Board of Administration Finance Corp.,
Taxable, Revenue Bonds, Series A
2.638%	07/01/21	5	5,086
			64,700
Georgia — 0.0%
Municipal Electric Authority of Georgia,
Taxable, Revenue Bonds, BABs
6.655%	04/01/57	14	21,229
Michigan — 0.0%
Great Lakes Water Authority Water Supply System Revenue,
Taxable, Revenue Bonds, Series C
3.473%	07/01/41	30	32,751

A22

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
South Carolina — 0.0%
South Carolina Public Service Authority,
Taxable, Revenue Bonds, Series D
2.388%	12/01/23	5	$ 5,253
Texas — 0.0%
Texas A&M University,
Taxable, Revenue Bonds, Series B
3.330%	05/15/39	25	27,690
Wisconsin — 0.0%
State of Wisconsin,
Taxable, Revenue Bonds, Series A
3.954%	05/01/36	15	17,031

Total Municipal Bonds (cost $166,262)			183,321
Residential Mortgage-Backed Securities — 0.1%
Connecticut Avenue Securities Trust,
Series 2020-R01, Class 1M1, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
0.948%(c)	01/25/40	6	5,926
Series 2020-R02, Class 2M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.898%(c)	01/25/40	8	7,906
Fannie Mae Connecticut Avenue Securities,
Series 2017-C04, Class 2ED2, 1 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
1.248%(c)	11/25/29	16	15,470
Series 2017-C05, Class 1ED3, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.348%(c)	01/25/30	9	8,502
Series 2017-C06, Class 2ED1, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.148%(c)	02/25/30	6	6,456
Series 2018-C01, Class 1ED2, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)
0.998%(c)	07/25/30	9	8,826
Series 2018-C02, Class 2ED2, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
1.048%(c)	08/25/30	7	7,119
Series 2018-C03, Class 1EB2, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)
0.998%(c)	10/25/30	15	14,641
Series 2018-C03, Class 1ED2, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)
0.998%(c)	10/25/30	9	9,106
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA01, Class M1, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.000%)
0.848%(c)	01/25/50	2	1,709
Series 2020-DNA03, Class M1, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)
1.648%(c)	06/25/50	10	10,021
Series 2020-DNA04, Class M1, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)
1.648%(c)	08/25/50	10	10,025
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2020-HQA01, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.898%(c)	01/25/50	3	$ 2,783
Series 2020-HQA03, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)
1.698%(c)	07/25/50	15	15,032
JPMorgan Mortgage Trust,
Series 2020-INV02, Class A3, 144A
3.500%(cc)	10/25/50	23	23,907
Seasoned Credit Risk Transfer Trust,
Series 2016-01, Class M1, 144A
3.000%(cc)	09/25/55	9	8,733

Total Residential Mortgage-Backed Securities (cost $157,597)			156,162
Sovereign Bonds — 0.1%
Province of Alberta (Canada),
Sr. Unsec’d. Notes
2.200%	07/26/22	20	20,667
3.300%	03/15/28	20	23,269
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
2.000%	10/23/22	10	10,356
Province of Manitoba (Canada),
Sr. Unsec’d. Notes, Series GX
2.600%	04/16/24	22	23,608
Province of New Brunswick (Canada),
Sr. Unsec’d. Notes
3.625%	02/24/28	20	23,548
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.550%	02/12/21	20	20,163
Province of Quebec (Canada),
Sr. Unsec’d. Notes, Series QO
2.875%	10/16/24	10	10,947
Republic of Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
3.250%	04/06/26	5	5,641

Total Sovereign Bonds (cost $126,879)			138,199
U.S. Treasury Obligations — 9.7%
U.S. Treasury Bonds
1.125%	05/15/40	100	98,453
1.250%	05/15/50	35	33,168
1.375%	08/15/50	5	4,893
2.000%	02/15/50	260	294,084
2.500%	02/15/45	128	157,540
2.750%	11/15/42	10	12,805
2.750%	08/15/47(k)	355	460,779
2.875%	08/15/45	80	105,113
3.000%	11/15/44	45	60,131
3.000%	11/15/45	50	67,180
3.000%	02/15/47	85	115,002
3.000%	05/15/47	15	20,323

A23

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
3.000%	02/15/48	20	$ 27,178
3.125%	11/15/41	58	78,363
3.125%	02/15/43	18	23,710
3.125%	08/15/44	122	166,034
3.375%	05/15/44	5	7,056
3.625%	08/15/43	50	72,898
4.500%	05/15/38	10	15,617
4.625%	02/15/40	95	152,935
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	01/15/22	672	682,365
0.125%	04/15/22(a)	517	526,433
0.125%	07/15/22	870	892,296
0.125%	01/15/23	452	466,142
0.125%	10/15/24(a)	357	378,196
0.125%	04/15/25	1,395	1,484,759
0.125%	07/15/26	210	227,908
0.125%	01/15/30	205	226,513
0.125%	07/15/30	81	89,809
0.250%	07/15/29	315	352,527
0.250%	02/15/50	145	170,930
0.375%	07/15/23	89	93,419
0.375%	07/15/25	946	1,026,271
0.375%	01/15/27	210	231,246
0.375%	07/15/27	93	103,555
0.500%	01/15/28	133	149,589
0.625%	04/15/23	1,129	1,180,489
0.625%	01/15/24	1,025	1,088,861
0.625%	01/15/26	766	843,145
0.625%	02/15/43	18	21,880
0.750%	02/15/42	26	32,386
0.750%	02/15/45	4	5,592
0.875%	01/15/29	36	41,821
0.875%	02/15/47	40	52,719
1.000%	02/15/46	87	117,561
1.000%	02/15/48	39	53,520
1.000%	02/15/49	3	4,302
1.375%	02/15/44	165	233,633
3.625%	04/15/28	29	39,489
U.S. Treasury Notes
0.125%	08/31/22	250	249,961
0.250%	05/31/25	245	244,943
0.375%	03/31/22	310	311,102
0.625%	08/15/30(a)	365	362,890
2.000%	11/30/22	5	5,201
2.250%	11/15/24	5	5,414
2.750%	07/31/23	5	5,366

Total U.S. Treasury Obligations (cost $13,245,465)			13,975,495

Total Long-Term Investments (cost $124,143,278)			140,266,206

Shares
Short-Term Investments — 5.2%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	3,920,160	3,920,160
	Shares	Value
Affiliated Mutual Funds (continued)
PGIM Institutional Money Market Fund (cost $3,571,845; includes $3,571,156 of cash collateral for securities on loan)(b)(w)	3,572,437	$ 3,571,722

Total Short-Term Investments (cost $7,492,005)		7,491,882

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—102.6% (cost $131,635,283)		147,758,088

Options Written*~ — (0.3)%
(premiums received $443,006)	(416,762)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—102.3% (cost $131,192,277)	147,341,326

Liabilities in excess of other assets(z) — (2.3)%	(3,265,405)

Net Assets — 100.0%	$ 144,075,921

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
HKD	Hong Kong Dollar

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
BABs	Build America Bonds
BATE	CBOE- Europe – BXE Order Books
CDI	Chess Depository Interest
CVA	Certificate Van Aandelen (Bearer)
CVT	Convertible Security
EAFE	Europe, Australasia, Far East
FHLMC	Federal Home Loan Mortgage Corporation
GDR	Global Depositary Receipt
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NYSE	New York Stock Exchange
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s
TIPS	Treasury Inflation-Protected Securities
UTS	Unit Trust Security
XETR	Frankfurt Stock Exchange
XNGS	London Stock Exchange
XTSE	Toronto Stock Exchange

A24

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
*	Non-income producing security.
**	Investments are affiliated with the Subadvisor.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $3,505,104; cash collateral of $3,571,156 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(r)	Principal or notional amount is less than $500 par.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
S&P 500 Index	Call	11/20/20	3,350.00	33	3	$(416,130)
(premiums received $441,496)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Farfetch Ltd.	Call	JPMorgan Chase Bank, N.A.	10/16/20	25.00	1	—(r)	$ (122)
Farfetch Ltd.	Call	JPMorgan Chase Bank, N.A.	10/16/20	26.00	2	—(r)	(180)
NXP Semiconductors NV	Call	JPMorgan Chase Bank, N.A.	01/15/21	150.00	1	—(r)	(330)
Total OTC Traded (premiums received $1,510)							$ (632)
Total Options Written (premiums received $443,006)							$(416,762)
Futures contracts outstanding at September 30, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
10	2 Year U.S. Treasury Notes	Dec. 2020	$2,209,609	$ 483
11	5 Year U.S. Treasury Notes	Dec. 2020	1,386,344	961
2	10 Year U.S. Treasury Notes	Dec. 2020	279,063	747
4	20 Year U.S. Treasury Bonds	Dec. 2020	705,125	(6,006)
21	S&P 500 E-Mini Index	Dec. 2020	3,519,600	(8,048)
				(11,863)
Short Positions:
9	10 Year U.S. Treasury Notes	Dec. 2020	1,255,781	(1,466)
7	10 Year U.S. Ultra Treasury Notes	Dec. 2020	1,119,453	(2,007)
1	30 Year U.S. Ultra Treasury Bonds	Dec. 2020	221,813	1,608
9	Mini MSCI EAFE Index	Dec. 2020	833,940	20,489
				18,624
				$ 6,761

A25

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Hong Kong Dollar,
Expiring 10/09/20	JPMorgan Chase Bank, N.A.	HKD	0	$ 8	$ 8	$—	$—
Expiring 10/13/20	JPMorgan Chase Bank, N.A.	HKD	0	10	10	—	—
				$18	$18	$—	$—
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A26